Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (93.3%)
Alabama (5.6%)
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	600
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.250%	6/1/2050	3,695	3,842
[1]	Baldwin County IDA Economic Development Revenue (Novelis Corp. Project) PUT	5.000%	6/1/2032	22,500	23,182
[1]	Baldwin County IDA Resource Recovery Revenue (Novelis Corp. Project) PUT	4.625%	6/1/2032	4,225	4,275
[1]	Baldwin County IDA Resource Recovery Revenue (Novelis Corp. Project) PUT	4.300%	3/1/2033	17,000	16,854
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	25,205	26,206
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2034	6,980	7,224
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	11,785	12,373
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	40,350	41,707
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,430	28,458
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	30,045	31,071
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2033	975	1,020
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2035	12,980	13,272
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	20,520	20,599
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	7,500	7,730
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2036	30,000	30,621
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	6/1/2036	40,000	42,046
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2036	13,220	13,641
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	32,705	33,625
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	15,000	15,593
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	28,815	30,037
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	38,350	39,657
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	2,290	2,380
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	12,090	12,171
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	40,220	42,223
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	615	618
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	15,800	16,366
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	14,945	15,277
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	24,325	25,199
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	5,000	4,609
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,450	6,284
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	27,605	27,844
[2]	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	4/1/2034	8,320	8,591
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2033	21,960	22,980
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	13,050	14,168
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2054	2,085	2,104
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2054	2,115	2,135
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	1,235	1,166
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,000	2,741
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	625	597
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	605	571
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	690	642
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	545	499
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	645	583
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	51,150	53,135
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	7,245	7,469
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2046	3,500	3,549
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	50,655	52,140
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/2054	10,050	9,684
	Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/2054	20,000	18,685
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/2036	2,820	2,820
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	1,445	1,471
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	26,225	27,442
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	16,470	17,446
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	4,105	4,185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	28,415	28,522
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	3,470	3,668
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	30,000	30,824
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	22,035	22,922
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,655	1,733
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	17,610	18,572
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	1,835	1,917
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	26,025	27,420
	University of Alabama College & University Revenue	4.000%	7/1/2042	2,715	2,617
					989,602
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,820	1,968
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2056	580	633
[3]	Municipality of Anchorage AK Port, Airport & Marina Revenue	5.250%	2/1/2045	1,645	1,727
[3]	Municipality of Anchorage AK Port, Airport & Marina Revenue	5.250%	2/1/2046	1,715	1,792
[3]	Municipality of Anchorage AK Port, Airport & Marina Revenue	5.250%	2/1/2047	1,700	1,766
[3]	Municipality of Anchorage AK Port, Airport & Marina Revenue	5.750%	2/1/2051	4,000	4,297
	Municipality of Anchorage AK Port, Airport & Marina Revenue	5.500%	2/1/2056	6,000	6,252
					18,435
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2038	3,000	3,008
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/2038	3,000	3,133
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	325	321
					6,462
Arizona (1.3%)
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2051	1,570	1,643
	Arizona IDA Charter School Aid Revenue	5.500%	11/1/2056	1,875	1,949
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2049	2,110	1,944
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/2053	1,000	941
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2054	2,500	2,219
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/2058	1,100	1,042
[1]	Arizona IDA Charter School Aid Revenue (Academies of Math & Science Projects)	5.500%	7/1/2056	670	638
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2040	925	843
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2050	2,000	1,620
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/2039	2,075	2,022
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/2056	475	350
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2031	185	183
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2041	805	708
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/2052	1,680	1,327
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/2039	650	643
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2061	9,425	7,015
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2040	1,510	1,458
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/2050	1,500	1,364
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/2031	460	428
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2041	725	619
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/2051	1,275	957
[1]	Arizona IDA Charter School Aid Revenue PUT	4.875%	7/1/2035	1,385	1,424
[1]	Arizona IDA Economic Development Revenue (Copper World LLC Project) PUT	4.500%	7/2/2036	10,000	9,966
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	970
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2046	2,750	2,417
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/2050	6,875	6,116
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/2054	6,125	6,446
[4]	Arizona IDA Local or Guaranteed Housing Revenue	5.250%	7/1/2061	9,000	9,234
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	4,928	4,832
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	10,000	10
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/2050	22,275	22
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/2051	5,050	5
	Bullhead AZ Excise Taxes Sales Tax Revenue	4.000%	7/1/2052	2,885	2,556
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/2029	36,400	36,679
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2033	250	251
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/2038	750	750
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2041	425	379
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2046	345	291
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/2051	580	465
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2051	1,750	1,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2054	2,525	2,276
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2055	2,000	1,867
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2056	1,350	1,036
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.500%	7/1/2060	1,000	961
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/2026	60	60
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/2030	425	411
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/2040	2,000	1,743
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,155	3,298
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,010	1,055
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,355	1,402
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,200	2,269
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2051	1,725	1,460
	Maricopa County IDA Health, Hospital, Nursing Home Revenue (Bonesta Project)	7.000%	5/1/2066	18,900	19,456
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/2047	4,950	4,250
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	3,000	2,505
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2051	1,640	1,210
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2052	2,150	1,812
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	9,400	6,675
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2057	700	497
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	2,000	1,738
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	13,000	13,556
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	5,000	5,252
[1]	Sierra Vista IDA Charter School Aid Revenue	5.500%	6/15/2036	6,080	5,858
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2055	5,685	5,747
	Sierra Vista IDA Charter School Aid Revenue	6.500%	6/15/2060	6,740	6,793
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/2058	8,525	7,889
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/2064	1,635	1,612
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,500	1,415
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/2028	10,420	10,523
					228,733
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	5,045	5,047
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,090	3,090
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,425	1,425
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	975	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,000	1,000
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	6,080	6,123
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/2055	1,405	1,469
[1]	Arkansas Development Finance AuthorityIndustrial Revenue PUT	4.250%	3/3/2036	5,000	4,972
[3]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2050	1,355	1,427
[3]	Fort Smith AR Sales & Use Sales Tax Revenue	5.250%	11/1/2055	1,815	1,890
	Osceola AR Revenue	4.875%	4/1/2040	15,000	14,753
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2044	3,335	3,074
	University of Arkansas College & University Revenue	5.000%	12/1/2045	1,000	1,036
					46,281
California (8.9%)
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	4,000	3,388
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2042	4,250	4,523
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2049	11,000	11,378
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/2054	9,000	9,226
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	5,540	5,908
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	35,000	37,233
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	21,515	22,077
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	6/1/2036	18,325	19,504
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	10,500	11,115
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	1,455	1,519
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	10,135	10,555
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	12,930	13,491
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	15,500	16,520
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	35,835	36,821
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	45,370	46,296
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	17,685	18,704
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	20,000	20,589
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	20,000	20,722
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	12,200	12,438
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	25,245	26,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	30,050	30,375
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,075	25,311
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	17,515	18,484
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	15,095	15,757
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	18,615	19,680
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2043	1,190	1,201
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	8,760	8,017
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2046	5,435	4,610
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2047	13,000	10,048
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	3,821	73
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,925	1,519
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	12,250	9,424
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,235	3,324
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	5,000	2,419
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	15,500	12,773
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/2056	9,045	6,048
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	971
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	5,955	1,243
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	3,950	4,493
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	1,315	1,275
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2033	2,260	2,467
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	225	247
	California GO	3.000%	12/1/2043	1,500	1,238
	California GO	3.000%	12/1/2046	2,000	1,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,740	1,918
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,495	1,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	4,085	4,413
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	500	388
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	4,060	4,474
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	11,927	12,017
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	4,410	4,484
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	1,861	1,845
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	20,809	19,837
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	12,218	11,509
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,097	3,084
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,728
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	7,000	6,738
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,480	1,427
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	11,500	11,586
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	15,000	14,453
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/2054	1,500	1,365
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/2064	1,000	906
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/2056	4,125	4,227
	California Infrastructure & Economic Development Bank Recreational Revenue	5.500%	7/1/2056	4,525	4,814
	California Municipal Finance Authority	4.050%	7/20/2041	2,840	2,540
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/2028	135	137
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2029	440	440
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,050	2,048
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	780	783
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,810	2,127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	720	715
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	3,875	3,584
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	7,550	6,464
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2055	3,960	3,977
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2056	1,000	1,063
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/2029	5,000	5,027
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,245	1,212
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	5,391	5,246
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.216%	11/20/2040	3,188	2,928
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	3,533	3,197
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	2,090	1,869
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	840	840
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/2047	5,250	4,632
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,650	1,714
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	2,000	2,086
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/2034	16,500	16,508
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/2053	1,850	1,923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Transit Revenue	5.250%	9/1/2051	2,500	2,632
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2056	4,015	4,284
	California Municipal Finance Authority Transit Revenue	5.500%	9/1/2060	1,655	1,757
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2037	2,300	2,441
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/2038	2,000	2,109
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/2045	1,200	1,250
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	1,545	1,448
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2051	1,110	996
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2056	1,380	1,212
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	12,110	11,645
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	30,170	28,250
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,370	3,557
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	7,065	7,560
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.750%	1/1/2066	12,160	12,085
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	5,125	5,130
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	6,805	2,087
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	5,125	4,566
	California State University College & University Revenue	5.250%	11/1/2056	10,220	10,870
	California State University College & University Revenue	5.000%	11/1/2057	13,260	13,849
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	3,520	2,964
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	2,550	2,575
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2049	5,425	5,407
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2052	1,775	1,730
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2051	1,985	1,659
[4]	Central Unified School District COP	5.250%	8/1/2050	2,125	2,227
[4]	Central Unified School District COP	5.250%	8/1/2054	2,500	2,601
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	4,925	5,149
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	2,145	2,239
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	9,950	7,437
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/2056	5,000	3,789
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2056	7,250	4,687
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	1,000	835
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2045	4,750	3,713
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/2046	5,000	3,709
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/2046	2,000	1,677
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/2046	5,000	3,994
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/2046	13,050	10,210
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2046	2,000	1,630
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	9,350	8,365
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,605	7,342
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,655	4,002
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	5,625	4,760
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	3,000	2,129
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2054	3,500	3,022
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/2056	5,000	3,124
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	11,440	7,741
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	8,685	6,291
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2056	19,795	17,107
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2056	6,500	4,943
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,135	779
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	1,000	688
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2057	3,000	2,187
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	3,735	2,671
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	6,175	4,239
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/2039	500	507
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	1,000	1,166
[1,6]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	9,196	8,361
[6]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	4,753	3,903
[6]	Freddie Mac Pool	3.400%	11/1/2040	3,912	3,450
[6]	Freddie Mac Pool	3.720%	1/1/2041	3,200	2,899
[1]	Golden State Connect Authority Telecom Revenue (Broadband Project)	6.500%	12/1/2060	2,000	1,935
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/2066	25,000	2,337
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,500	9,517
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2052	2,630	2,213
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	5,020	5,122
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	455	453
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	640	623
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	3,565	3,486
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2042	7,500	8,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2043	4,500	4,814
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2044	4,000	4,258
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	5,000	5,123
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2046	3,460	3,166
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2047	18,000	18,791
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2049	13,735	12,181
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2050	10,000	10,390
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/2055	45,575	47,753
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,945	2,082
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	785	825
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	425	445
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	690	732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	860	916
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,815	2,988
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	100	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	560	590
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,350	1,427
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	105	109
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	690	724
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	390	412
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	295	306
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,390	1,446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	525	551
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	525	549
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	675	706
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	750	780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,285	3,422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	595	620
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,125	1,156
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	455	464
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	2,555	2,601
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	210	212
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	2,120	2,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	555	561
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,950	2,067
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	250	262
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	65	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	270	284
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	840	887
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	354
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	45	47
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	80	84
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,350	3,503
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	21,595	22,653
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	7,865	8,036
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	6,175	6,551
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/2032	5	5
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,785	2,086
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	1,920	2,244
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,540	1,816
[3]	Palomar Health GO	0.000%	8/1/2033	8,805	6,524
	Palomar Health GO	4.000%	8/1/2035	4,000	3,788
[3]	Palomar Health GO	7.000%	8/1/2038	10,740	11,628
[4]	Paramount Unified School District GO	3.000%	8/1/2050	2,000	1,472
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	10,000	4,751
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	6,500	2,924
	Sacramento CA Special Tax Revenue	4.000%	9/1/2046	2,905	2,583
	Sacramento CA Special Tax Revenue	4.000%	9/1/2050	1,600	1,365
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	5,000	5,060
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2041	4,195	4,511
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2042	5,125	5,489
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2043	5,295	5,648
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2044	5,780	6,135
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2045	5,220	5,516
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	45,000	46,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	8,435	7,242
[4]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	11,310	9,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	1,845	1,791
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2042	8,240	6,996
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2055	20,000	20,614
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	29,975	31,468
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2044	5,000	5,280
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2049	9,890	8,747
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2049	4,450	4,606
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2050	2,845	2,502
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2055	21,900	22,991
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	110	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/2029	270	272
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2045	7,500	7,968
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.500%	5/1/2056	7,525	7,926
[4]	San Francisco Community College District GO	3.000%	6/15/2045	5,000	4,068
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	1,000	878
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	6,840	7,162
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	4,525	4,848
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	1,500	1,555
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,445	16,024
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	525	551
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	3,080	3,306
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	175	183
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	9,955	10,440
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	2,755	2,014
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,151
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/2060	35,150	5,553
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/2046	3,500	461
	University of California College & University Revenue	5.000%	11/15/2039	2,755	3,119
	University of California College & University Revenue	5.000%	5/15/2044	1,325	1,422
[3]	Val Verde Unified School District GO	3.000%	8/1/2047	1,730	1,349
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,800	2,667
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,415	1,301
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/2047	5,000	4,162
					1,553,361
Colorado (2.2%)
[4]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2050	5,875	6,230
[4]	Adams & Arapahoe Counties Joint School District 28J Aurora COP	5.500%	12/1/2054	3,605	3,796
	Adams County CO COP	4.000%	12/1/2054	2,635	2,301
[4]	Adams County School District No. 1 COP	5.000%	12/1/2043	2,800	2,924
[4]	Adams County School District No. 1 COP	5.000%	12/1/2044	3,000	3,116
[4]	Adams County School District No. 1 COP	5.000%	12/1/2045	2,250	2,326
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/2044	5,000	5,086
	Aurora CO COP	5.000%	12/1/2042	2,500	2,510
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/2051	15,000	14,851
	Berthoud CO COP	4.000%	12/1/2049	2,525	2,207
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2050	1,425	1,493
	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/2055	1,955	2,032
	Bradburn Metropolitan District No. 2 GO, ETM	4.000%	12/1/2028	500	506
	Bradburn Metropolitan District No. 2 GO, Prere.	5.000%	12/1/2028	600	625
	Bradburn Metropolitan District No. 2 GO, Prere.	5.000%	12/1/2028	1,200	1,251
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/2050	2,285	2,071
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/2055	6,020	5,575
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/2040	1,100	1,101
	Canyons Metropolitan District No. 5 GO	6.500%	12/15/2054	3,150	3,090
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/2029	1,120	1,118
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	11,139	11,152
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/2031	423	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/2041	579	458
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/2050	1,125	973
	Colorado COP	6.000%	12/15/2040	5,000	5,631
	Colorado COP	6.000%	12/15/2041	3,570	4,005
	Colorado COP	4.000%	11/1/2049	1,400	1,236
	Colorado COP	4.000%	11/1/2053	3,365	2,906
	Colorado COP	5.000%	11/1/2053	2,300	2,346
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2026	2,390	2,379
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/2027	2,515	2,437
[1]	Colorado Educational & Cultural Facilities Authority Economic Development Revenue (The Stanley Project)	6.875%	2/1/2059	12,000	12,516
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/2029	1,620	1,589
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,855	4,041
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2044	3,205	2,920
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2049	11,680	10,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2050	8,290	7,138
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	15,500	13,498
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2052	7,535	6,585
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2058	3,000	2,136
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2048	1,100	943
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	2,000	2,000
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	2,300	2,509
[2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	5/1/2057	3,565	3,956
	Colorado School of Mines College & University Revenue	5.250%	12/1/2053	12,000	12,440
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	800	789
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2051	2,445	2,213
[4]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/2048	2,605	2,723
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/2054	2,855	2,743
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/2054	880	825
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	724
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2033	10,000	10,003
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2037	700	771
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2038	1,000	1,095
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2039	1,250	1,361
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2040	750	813
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2041	1,000	1,081
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2041	1,325	1,439
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2042	2,000	2,067
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	4,125	4,413
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2042	1,000	1,077
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2043	1,060	1,138
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2043	5,000	4,583
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/2045	8,750	9,406
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2048	32,850	28,930
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/2053	7,500	6,557
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/2053	10,250	10,633
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	3,100	2,728
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2050	3,250	3,164
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	6.000%	12/1/2055	5,890	6,216
[1]	DIATC Metropolitan District GO	5.000%	12/1/2039	2,735	2,741
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2037	2,170	1,365
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/2051	3,000	2,777
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/2054	3,100	3,099
[4]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2044	185	194
[4]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2045	165	172
[4]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2046	125	129
[4]	Fort Morgan CO Wastewater Sewer Revenue	5.250%	12/1/2051	1,250	1,315
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/2054	5,470	4,871
[3]	Grand River Hospital District GO	6.000%	12/1/2040	600	684
[3]	Grand River Hospital District GO	6.000%	12/1/2041	415	472
[3]	Grand River Hospital District GO	6.000%	12/1/2042	500	567
[3]	Grand River Hospital District GO	6.000%	12/1/2043	300	339
[3]	Grand River Hospital District GO	6.000%	12/1/2044	880	992
[3]	Grand River Hospital District GO	6.000%	12/1/2045	785	882
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/2043	1,100	1,136
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/2051	3,860	3,015
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.500%	12/15/2045	1,090	1,217
[3]	Leyden Rock Metropolitan District GO	4.000%	12/1/2046	1,860	1,689
	Meridian Ranch Metropolitan District GO	6.750%	12/1/2052	3,425	3,496
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	3,906	3,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/2049	2,100	2,058
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/2051	2,900	2,353
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/2051	1,465	1,440
	Parkdale Community Authority Intergovernmental Agreement Revenue	7.000%	12/15/2044	3,920	4,001
[1,7]	Pinery Commercial Metropolitan District No. 2 GO, 6.250% coupon rate effective 12/5/2028	0.000%	12/5/2056	2,665	2,322
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	2,150	2,255
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/2027	720	721
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.375%	12/1/2040	1,900	1,913
	Prairie Point Community Authority Board Special Improvement District No.1 Special Assessment Revenue	5.750%	12/1/2045	1,795	1,816
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/2041	515	450
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/2051	650	524
[3]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2050	1,000	1,031
[3]	Rampart Range Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.250%	12/1/2055	1,500	1,536
	Redlands 360 Metropolitan District No. 2 GO	7.125%	12/1/2055	3,000	2,984
	Redlands 360 Metropolitan District No. 2 Special Assessment Revenue	6.250%	12/1/2045	1,250	1,262
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2034	1,650	1,644
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	490	485
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	4,715	4,621
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2038	400	383
	Reunion Metropolitan District Water Revenue	3.625%	12/1/2044	5,906	4,480
	Southglenn Metropolitan District GO	3.500%	12/1/2026	2,000	1,992
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,615	1,619
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/2054	2,000	1,956
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/2054	1,472	1,449
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.875%	12/15/2055	1,700	1,694
[1]	Sugar Creek Public Improvement Authority Intergovernmental Agreement Revenue	6.000%	12/1/2055	1,750	1,762
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/2052	1,375	1,344
	University of Colorado College & University Revenue	4.000%	6/1/2051	1,000	899
[3]	Upper Eagle Regional Water Authority Water Revenue	4.000%	12/1/2050	1,440	1,279
[3]	Vauxmont Metropolitan District GO	3.250%	12/15/2050	3,400	2,984
[1]	West Meadow Metropolitan District GO	6.000%	12/1/2038	1,000	1,032
[1]	West Meadow Metropolitan District GO	6.500%	12/1/2050	2,750	2,816
[7]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/2026	0.000%	12/1/2050	1,000	988
					382,730
Connecticut (0.7%)
	Aquarion Water Authority Water Revenue	5.250%	8/1/2038	1,670	1,860
	Aquarion Water Authority Water Revenue	5.250%	8/1/2039	2,230	2,465
	Aquarion Water Authority Water Revenue	5.250%	8/1/2046	1,250	1,347
	Aquarion Water Authority Water Revenue	0.000%	8/1/2047	3,175	1,083
	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	2,725	900
[4]	Aquarion Water Authority Water Revenue	0.000%	8/1/2048	2,000	650
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	2,265	700
	Aquarion Water Authority Water Revenue	0.000%	8/1/2049	2,925	876
	Aquarion Water Authority Water Revenue	0.000%	8/1/2050	3,095	905
[4]	Aquarion Water Authority Water Revenue	0.000%	8/1/2050	4,750	1,373
	Aquarion Water Authority Water Revenue	0.000%	8/1/2051	3,825	1,018
[4]	Aquarion Water Authority Water Revenue	0.000%	8/1/2052	2,500	641
	Aquarion Water Authority Water Revenue	0.000%	8/1/2053	2,000	469
	Connecticut GO	3.000%	1/15/2038	2,070	1,840
	Connecticut GO	3.000%	1/15/2039	2,400	2,087
	Connecticut GO	3.000%	1/15/2040	4,815	4,076
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,460	1,557
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,110	2,295
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2049	3,500	2,705
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/2053	5,060	5,202
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/2054	2,000	1,870
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,235	2,177
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,250	1,202
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,000	974
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	3,810	3,501
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,625	1,532
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	5,750	5,380
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	8,090	7,185
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2050	2,000	1,804
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	13,225	13,945
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.375%	12/15/2061	4,370	4,403
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.250%	8/1/2051	7,460	7,712
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Energy Project)	5.500%	8/1/2056	5,705	6,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2051	4,490	3,913
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2030	825	836
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2050	6,065	5,415
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	3,690	3,653
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	4,000	4,000
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	1,000	954
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.500%	10/1/2055	3,810	3,935
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.250%	10/1/2060	1,695	1,713
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2041	575	518
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/2051	1,655	1,301
					117,996
Delaware (0.4%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	9,891	8,156
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/2044	870	871
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/2053	1,000	1,010
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	5,000	4,512
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2055	1,915	1,928
[1]	Delaware State Economic Development Authority Charter School Aid Revenue	6.000%	7/1/2065	5,000	4,966
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	10,660	10,483
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	1,605	1,711
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,330	1,412
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	3,705	3,917
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	1,860	1,956
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	2,980	3,120
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,490	3,630
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,460	5,641
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	1,000	893
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2051	17,000	17,729
[6]	Freddie Mac Pool	4.350%	1/1/2044	2,305	2,179
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/2038	3,000	3,008
					77,122
District of Columbia (1.2%)
[1,2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2029	285	286
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/2039	1,420	1,340
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	480
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2050	5,000	4,521
	District of Columbia College & University Revenue	5.000%	10/1/2030	3,750	3,750
	District of Columbia College & University Revenue	5.000%	10/1/2045	12,260	11,548
	District of Columbia GO	5.000%	10/15/2044	5,000	5,132
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/2027	185	185
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2032	1,000	1,006
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2037	890	892
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2042	1,000	988
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/2052	3,615	3,314
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.200%	12/1/2026	1,075	1,075
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	3,345	3,248
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	2,700	2,638
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	2,335	2,455
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	2,625	2,522
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2038	1,860	1,945
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2039	3,400	3,224
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2039	1,775	1,877
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2040	3,000	2,817
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2040	2,575	2,714
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2041	950	883
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2041	2,750	2,910
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	3,000	3,103
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/2042	3,890	4,157
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2043	3,250	3,540
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	5,000	5,118
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2050	14,810	14,905
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2051	8,180	7,102
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	14,000	14,639
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	25,425	21,891
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	13,650	11,752
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	5,780	4,948
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	35,325	29,414
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,000	4,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	2,500	2,578
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	7,550	7,794
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2060	13,400	14,119
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2043	5,150	5,200
					216,152
Florida (5.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2056	2,935	3,195
	Braddock Lakes Community Development District Special Assessment Revenue	5.750%	5/1/2055	2,325	2,248
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	8,785	7,433
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2043	1,100	1,158
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2044	1,675	1,761
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.250%	9/1/2045	2,000	2,097
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2052	1,000	1,026
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/2055	12,000	12,535
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	2,250	2,325
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	3,320	3,406
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2053	3,125	2,809
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/2058	5,000	4,422
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2029	1,070	1,052
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2036	2,965	2,976
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2039	6,610	6,304
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2046	4,830	4,497
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/2049	6,035	5,432
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/2056	4,235	3,072
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/2056	24,135	21,179
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/2061	40,000	3,380
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	710	616
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2041	695	603
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2051	1,725	1,335
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academic Charter Schools Inc. Project)	4.000%	7/1/2056	695	520
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2038	2,210	2,159
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/2048	2,070	1,915
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2040	1,220	1,171
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2050	9,300	8,311
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2055	6,895	6,002
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2039	640	564
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2049	1,255	1,027
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/2054	1,075	848
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2055	1,000	908
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	3,065	2,567
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,765	1,524
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,425	4,102
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/2059	1,000	895
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2054	2,365	2,098
[1]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.250%	6/1/2064	2,610	2,251
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	6.500%	12/15/2058	2,000	1,799
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	10,400	10,073
[1]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.750%	6/15/2065	785	758
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NCH Healthcare System Project)	5.000%	4/1/2035	6,165	6,730
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/2054	1,000	1,003
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2045	12,925	11,235
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	1,325	1,120
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2038	1,015	990
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2039	1,050	1,012
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2040	1,050	1,002
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2041	1,170	1,105
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	3,280	3,284
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	5,000	4,479
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2036	625	558
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2041	765	630
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2046	930	714
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	12/15/2051	1,680	1,327
[1]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2055	3,190	3,242
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2056	4,275	2,992
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2054	840	789
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/2059	900	834
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	1,000	968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2050	7,950	7,108
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2035	650	613
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2045	600	495
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2055	1,260	949
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/2057	625	563
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2057	710	640
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/2040	1,700	1,579
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2051	6,200	5,752
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	2,000	2,105
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2046	4,300	4,437
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2047	2,750	2,819
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/2051	7,500	7,750
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	1,810	1,938
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/2059	1,000	948
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	10,000	7,261
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	5,000	4,262
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	4.125%	12/1/2054	3,000	2,538
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	2,025	2,021
	Florida Local Government Finance Commission Charter School Aid Revenue (Cornerstone Charter Academy Project)	5.875%	10/1/2061	1,765	1,704
[1]	Florida Local Government Finance Commission Charter School Aid Revenue (Discovery Academy of Science Pasco Project)	7.250%	6/1/2066	14,180	13,705
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.750%	11/15/2055	3,165	3,328
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.875%	11/15/2064	6,770	7,125
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	7,420	7,906
[6]	Freddie Mac Pool	3.300%	8/1/2039	4,854	4,353
[1]	Gas Worx Community Development District Special Assessment Revenue	6.000%	5/1/2057	2,145	2,163
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,025	990
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2044	7,000	7,351
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2049	5,000	4,335
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2052	11,750	9,910
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2036	3,000	3,214
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue (United Airlines Inc. Project)	5.500%	11/1/2037	8,000	8,523
	Greenbriar Community Development District Special Assessment Revenue	5.700%	5/1/2058	865	840
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/2054	18,890	19,006
[2]	Hernando County FL Miscellaneous Revenue	5.250%	6/1/2056	5,000	5,219
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/2055	720	702
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2036	3,475	3,410
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	3,075	2,999
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	4,350	4,199
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.500%	11/15/2054	1,385	1,464
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2045	9,280	8,503
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/2050	29,575	25,436
	Jacksonville Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2045	2,415	2,549
	Jacksonville Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/2046	2,000	2,096
	Jacksonville Aviation Authority Port, Airport & Marina Revenue	5.500%	10/1/2050	8,500	8,910
	Jacksonville Port Authority Port, Airport & Marina Revenue	5.500%	11/1/2050	4,580	4,829
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2029	180	180
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2039	1,255	1,175
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2049	825	716
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/2054	1,675	1,401
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,510	1,560
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,595	1,640
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,305	2,360
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	4,520	4,810
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	5,000	5,291
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,750	2,895
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2046	2,500	2,614
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2047	3,375	3,503
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2049	8,500	8,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2056	38,000	39,535
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,000	5,132
[1]	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.750%	10/1/2050	1,745	1,760
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2054	7,000	6,881
[1]	Lee County FL IDA Health, Hospital, Nursing Home Revenue	6.000%	10/1/2061	750	758
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/2052	1,000	938
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/2026	1,465	1,468
	Manatee County FL Appropriations Revenue	5.500%	10/1/2053	9,870	10,435
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	5,500	4,865
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2051	6,500	5,483
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2042	10,000	10,782
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2045	1,280	1,280
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2050	2,000	1,851
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	3,025	2,988
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2042	1,560	1,642
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2043	2,160	2,264
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2044	1,270	1,324
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2045	1,385	1,436
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2050	7,500	7,669
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/2055	2,250	2,339
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	15,000	15,799
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	3,250	1,417
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	1,045	1,065
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	3,915	3,475
[4]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	1,675	1,484
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,930	2,637
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	6,325	5,454
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,624
[1]	Miami-Dade County IDA Charter School Aid Revenue	6.375%	6/1/2065	2,250	2,269
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2035	7,970	7,813
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	5,850	5,589
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2048	11,265	10,368
[1]	Miami-Dade County IDA Local or Guaranteed Housing Revenue PUT	5.375%	7/1/2036	20,755	21,382
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	7,220	6,942
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2045	17,200	15,522
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/2052	10,000	10,083
[1]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	870	852
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/2054	1,305	1,224
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/2054	480	484
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2042	2,795	2,701
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2055	1,000	1,012
[1]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.750%	5/15/2060	1,000	1,008
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	16,025	13,432
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2056	18,000	18,403
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2035	1,500	996
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2039	2,745	1,448
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2040	2,850	1,419
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2041	1,000	470
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2044	3,250	3,266
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	10,000	8,349
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2048	3,900	3,825
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/2053	2,195	2,101
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2041	1,850	1,973
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2042	1,500	1,594
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2043	1,025	1,085
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/2044	1,220	1,285
[1]	Palm Beach County FL College & University Revenue	5.750%	10/1/2065	7,000	7,132
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/2054	5,000	4,912
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,110	2,110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	630	610
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	12,410	10,792
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	11/1/2050	8,690	8,992
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2055	2,500	2,469
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2056	4,630	3,762
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	5/15/2061	2,520	2,523
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/2027	6,000	9,336
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project) BAN	11.500%	7/1/2027	630	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/2054	1,250	1,248
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	2,500	2,635
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2044	3,775	4,027
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/2054	10,675	11,325
	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2051	1,500	1,540
	Pasco County FL Solid Waste Disposal & Resource Recovery System Resource Recovery Revenue	5.500%	10/1/2056	2,500	2,551
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2042	1,580	1,678
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2043	1,125	1,190
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2044	1,575	1,657
	Pensacola FL Airport Port, Airport & Marina Revenue	5.250%	10/1/2045	2,890	3,026
	Pensacola FL Airport Port, Airport & Marina Revenue	5.500%	10/1/2055	8,405	8,670
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2046	1,685	1,308
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/2056	2,605	2,148
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/2038	1,345	1,345
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2029	2,705	2,756
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,000	1,001
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	765	760
	Pinery Community Development District Special Assessment Revenue	5.875%	5/1/2056	1,750	1,702
[1,5]	Polk County FL IDA Industrial Revenue	5.875%	1/1/2033	3,750	750
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2027	2,000	2,006
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2028	2,310	2,317
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	1,400	1,405
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2030	1,000	1,003
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	1,185	1,188
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/2052	14,440	12,305
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2051	1,660	1,274
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2056	1,660	1,221
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/2049	9,655	9,041
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/2054	6,145	5,814
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/2044	5,605	4,411
[1]	Sunrise Community Development District Special Assessment Revenue	5.875%	5/1/2055	3,100	2,964
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	7,680	6,940
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	1,195	469
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	2,600	634
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2055	1,500	1,435
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/2055	705	689
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/2060	3,200	3,167
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/2054	1,585	1,602
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/2043	1,110	1,136
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/2053	1,675	1,682
	Woodlands Section 9 Community Development District Special Assessment Revenue	5.700%	5/1/2046	1,135	1,122
	Woodlands Section 9 Community Development District Special Assessment Revenue	6.000%	5/1/2056	3,250	3,186
					906,081
Georgia (2.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2039	4,500	4,745
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2041	7,000	7,425
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/2042	8,290	8,765
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2043	5,500	5,833
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2049	5,300	5,479
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2050	6,000	6,187
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2054	9,700	9,943
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.500%	7/1/2055	1,260	1,315
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	1,335	1,335
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,300	1,297
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	8/1/2044	835	834
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2034	810	820
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	200	204
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	445	453
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	490	499
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/2027	245	250
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2055	10,040	10,137
	Cartersville GA Water & Sewer Water Revenue	5.000%	6/1/2048	1,750	1,834
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2057	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2057	700	696
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	400	404
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	400	403
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	16,035	13,772
[3]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2052	17,975	15,794
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2045	685	741
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	2,085	2,236
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2053	2,240	2,391
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/2051	2,385	2,039
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2037	640	628
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2039	1,030	1,038
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	4,205	4,101
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	4,730	4,648
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	7,395	7,249
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,470	1,471
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	5.000%	6/1/2048	1,220	1,269
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.250%	10/1/2054	2,360	2,389
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2046	1,015	1,050
	Fulton County Development Authority College & University Revenue	5.000%	6/1/2047	1,960	2,016
	Fulton County Development Authority College & University Revenue	5.250%	6/1/2056	13,075	13,364
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/2050	5,000	4,346
[1]	Fulton County Development Authority Local or Guaranteed Housing Revenue (Madrone – MS Student Housing I LLC Project)	5.750%	7/1/2066	5,785	5,701
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	4,050	4,050
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2051	3,540	2,876
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2054	3,000	2,810
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2056	9,470	7,438
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	6,000	5,217
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/2054	5,000	4,126
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/2054	5,750	5,412
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2039	30	31
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	5,300	5,376
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2064	6,710	6,820
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,265	1,191
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	10/1/2033	1,775	1,859
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	780	799
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	3,750	3,951
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	2,730	2,868
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2043	2,420	2,430
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	1,735	1,750
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	1,850	1,859
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	23,000	24,057
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,270	1,313
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	22,840	23,987
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	2,095	2,201
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	23,160	24,383
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	21,035	22,157
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	27,855	28,953
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	36,455	38,613
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	8,960	9,508
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	6,225	6,487
	Savannah Georgia Convention Center Authority Economic Development Revenue	5.250%	6/1/2061	1,250	1,210
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/2039	1,635	1,397
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/2049	4,940	3,822
					404,553
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/2034	390	413
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2035	265	282
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/2036	685	726
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2040	525	549
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/2043	1,250	1,293
	Guam Department of Education COP	4.250%	2/1/2030	1,380	1,369
	Guam Department of Education COP	5.000%	2/1/2040	6,280	6,166
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	250	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	1,005	1,053
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	345	367
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	250	265
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,273
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	305	322
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	7,250	7,365
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,000	1,028
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2035	4,350	4,493
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2040	4,150	4,245
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	695	684
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/2039	2,205	1,982
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	500	525
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	195	205
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	220	230
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	2,485	2,540
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	1,350	1,388
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,125	1,154
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/2035	720	730
					40,909
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,755	1,847
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	1,500	1,567
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	1,065	1,107
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	1,600	1,650
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/2051	2,500	2,570
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/2054	5,000	5,246
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/2039	6,765	5,725
					19,712
Idaho (0.1%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/2053	879	892
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2038	1,335	1,287
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2040	1,445	1,351
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2046	2,150	1,927
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/2051	3,100	2,660
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/2051	11,956	11,424
[3]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2051	1,435	1,520
[3]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2057	2,555	2,696
					23,757
Illinois (6.2%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	253
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	1,000	1,040
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	1,500	1,545
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	1,230	1,297
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	1,265	1,331
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2045	1,925	1,919
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	25,275	26,443
[8]	Chicago Board of Education GO	0.000%	12/1/2030	1,585	1,334
[8]	Chicago Board of Education GO	0.000%	12/1/2030	5,100	4,293
	Chicago Board of Education GO	5.000%	12/1/2030	2,055	2,082
[8]	Chicago Board of Education GO	0.000%	12/1/2031	15,000	12,059
[8,9]	Chicago Board of Education GO	0.000%	12/1/2031	2,435	1,989
	Chicago Board of Education GO	5.000%	12/1/2031	1,100	1,111
	Chicago Board of Education GO	5.000%	12/1/2032	1,500	1,511
[3]	Chicago Board of Education GO	5.000%	12/1/2034	1,250	1,283
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	999
	Chicago Board of Education GO	5.000%	12/1/2036	5,000	4,949
	Chicago Board of Education GO	4.000%	12/1/2038	3,000	2,620
	Chicago Board of Education GO	5.000%	12/1/2038	4,970	4,823
	Chicago Board of Education GO	4.000%	12/1/2039	12,250	10,670
	Chicago Board of Education GO	6.000%	12/1/2039	6,500	6,886
	Chicago Board of Education GO	4.000%	12/1/2040	1,250	1,079
	Chicago Board of Education GO	4.000%	12/1/2041	11,000	9,442
	Chicago Board of Education GO	5.000%	12/1/2041	3,790	3,578
	Chicago Board of Education GO	4.000%	12/1/2043	1,000	835
	Chicago Board of Education GO	6.000%	12/1/2043	5,500	5,744
	Chicago Board of Education GO	6.000%	12/1/2043	2,650	2,767
	Chicago Board of Education GO	6.000%	12/1/2044	7,675	7,977
	Chicago Board of Education GO	4.000%	12/1/2047	6,250	4,946
	Chicago Board of Education GO	5.000%	12/1/2047	3,880	3,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.875%	12/1/2047	10,000	10,101
	Chicago Board of Education GO	6.000%	12/1/2049	27,500	28,049
	Chicago Board of Education GO	5.750%	12/1/2050	20,000	20,084
	Chicago Board of Education GO	6.250%	12/1/2050	48,835	50,789
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2050	5,250	5,416
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2055	6,095	6,258
	Chicago IL GO	0.000%	1/1/2031	4,915	4,117
	Chicago IL GO	5.000%	1/1/2033	3,920	3,993
	Chicago IL GO	5.000%	1/1/2034	10,130	10,385
	Chicago IL GO	4.000%	1/1/2038	12,994	11,772
[8]	Chicago IL GO	0.000%	1/1/2039	5,250	2,902
	Chicago IL GO	5.500%	1/1/2039	2,580	2,643
	Chicago IL GO	4.000%	1/1/2040	4,041	3,537
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.500%	1/1/2041	1,000	1,010
	Chicago IL GO	5.500%	1/1/2043	5,880	5,919
	Chicago IL GO	4.000%	1/1/2044	5,644	4,679
	Chicago IL GO	5.000%	1/1/2044	19,550	18,645
	Chicago IL GO	6.000%	1/1/2044	1,010	1,069
	Chicago IL GO	5.000%	1/1/2045	20,330	19,182
	Chicago IL GO	6.000%	1/1/2045	505	532
	Chicago IL GO	4.000%	1/1/2049	8,252	6,341
	Chicago IL GO	6.000%	1/1/2050	20,255	20,994
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2040	1,715	1,814
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	1,000	1,026
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2045	940	967
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	5,570	5,734
[3]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	6,925	7,158
	Chicago IL Waterworks Water Revenue	5.500%	11/1/2066	22,165	22,999
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,890	6,197
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2038	1,000	1,086
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,000	4,181
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2039	1,820	1,965
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	5,000	5,197
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/2040	1,535	1,649
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	4,000	4,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	6,365	6,353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	10,930	10,910
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	3,365	3,318
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2039	1,400	1,506
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2040	1,000	1,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	7/1/2041	800	852
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	2,200	2,317
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	2,625	2,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,700	1,784
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	1,350	1,410
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	2,000	2,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2045	10,000	10,398
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	3,080	3,180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/2053	4,845	4,422
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2055	11,475	11,813
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2059	9,000	9,226
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/2060	40,085	41,203
[4]	Chicago Park District GO	5.000%	1/1/2037	1,240	1,293
[4]	Chicago Park District GO	5.000%	1/1/2040	1,880	1,945
	Chicago Park District GO	5.000%	1/1/2042	1,210	1,251
	Chicago Park District GO	5.000%	1/1/2044	1,210	1,244
	Chicago Park District GO	5.000%	1/1/2045	2,360	2,418
	Chicago Park District GO	5.000%	1/1/2045	1,600	1,652
	Chicago Park District GO	5.000%	1/1/2046	1,100	1,129
	Chicago Park District GO	5.000%	1/1/2047	1,750	1,787
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2049	12,690	11,127
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	15,000	15,343
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	3,500	2,939
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2055	6,120	5,236
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2056	10,000	10,493
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.500%	12/1/2059	4,255	4,481
	Cook County IL Local or Guaranteed Housing Revenue (Deerfield Supportive Living Project)	6.500%	1/1/2045	1,000	1,019
[2]	Cook County IL Sales Tax Revenue	5.250%	11/15/2048	1,365	1,427
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2036	1,000	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/2036	5,850	5,437
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2044	1,000	906
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2037	1,750	1,516
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2037	12,325	11,478
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2039	1,000	841
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2039	1,695	1,544
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2041	2,115	1,751
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2044	2,180	1,897
[1]	Illinois Finance Authority College & University Revenue	5.875%	9/1/2046	16,250	15,891
	Illinois Finance Authority College & University Revenue	5.250%	10/1/2052	2,385	2,269
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	470	466
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	4,555	4,485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	2,425	2,329
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	4,459	134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2037	3,545	3,457
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,100	1,051
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	6,500	6,116
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	6,795	6,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,340	1,393
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	5,000	5,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	4,105	4,068
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2047	10,000	9,054
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2048	4,000	3,495
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	9,540	8,339
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2050	3,500	2,923
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2051	1,500	1,570
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	6.500%	3/1/2055	3,903	3,532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2055	1,000	814
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	4/1/2056	11,500	11,934
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2049	1,100	1,019
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	12,000	12,181
[1]	Illinois Finance Authority Port, Airport & Marina Revenue PUT	4.800%	7/2/2035	3,000	3,045
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,884
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/2034	5,000	4,884
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,085	1,098
	Illinois GO	4.125%	10/1/2036	4,500	4,429
	Illinois GO	4.000%	7/1/2037	8,010	7,779
	Illinois GO	4.000%	10/1/2037	1,000	969
	Illinois GO	4.000%	10/1/2038	5,000	4,809
	Illinois GO	4.000%	3/1/2039	1,550	1,483
	Illinois GO	5.250%	5/1/2039	4,990	5,272
	Illinois GO	5.500%	5/1/2039	1,500	1,576
	Illinois GO	4.000%	10/1/2039	2,475	2,347
	Illinois GO	5.250%	5/1/2040	5,805	6,106
	Illinois GO	3.000%	12/1/2040	2,500	2,035
	Illinois GO	5.250%	5/1/2041	6,850	7,175
	Illinois GO	4.000%	10/1/2041	2,000	1,862
	Illinois GO	4.000%	10/1/2041	1,340	1,247
	Illinois GO	5.500%	3/1/2042	3,000	3,182
	Illinois GO	5.250%	5/1/2042	6,565	6,854
	Illinois GO	4.000%	10/1/2042	2,675	2,472
	Illinois GO	5.250%	5/1/2043	4,425	4,605
	Illinois GO	5.250%	5/1/2043	4,300	4,524
	Illinois GO	5.250%	5/1/2045	5,060	5,271
	Illinois GO	5.750%	5/1/2045	7,095	7,427
	Illinois GO	4.250%	10/1/2045	4,250	3,935
	Illinois GO	5.250%	5/1/2047	2,915	3,000
	Illinois GO	5.500%	5/1/2047	10,415	10,827
	Illinois GO	5.250%	5/1/2048	5,000	5,120
	Illinois GO	5.000%	12/1/2048	10,000	10,051
	Illinois GO	5.250%	5/1/2049	3,500	3,572
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	10/1/2056	8,500	9,650
	Illinois Sales Tax Revenue	5.000%	6/15/2038	1,270	1,369
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	15,699
	Illinois Sales Tax Revenue	5.000%	6/15/2043	15,000	15,634
	Illinois Sales Tax Revenue	5.000%	6/15/2044	930	968
	Illinois Sales Tax Revenue	5.000%	6/15/2045	1,010	1,046
	Illinois Sales Tax Revenue	5.000%	6/15/2046	365	374
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	3,605	3,718
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,555	11,205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2039	1,175	1,236
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	10,000	8,043
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	3,700	2,915
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	6,000	4,519
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	10,000	5,990
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	10,000	5,210
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2041	475	241
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2056	34,500	7,335
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2036	625	415
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2037	675	424
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2038	2,000	1,186
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	3,025	1,743
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2039	1,850	1,031
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	3,760	2,038
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	5,000	5,094
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	12,000	5,256
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	16,275	14,160
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	31,725	26,379
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2040	3,935	3,830
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	11,800	3,318
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/2051	4,940	4,336
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2041	12,925	12,957
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	12,990	13,155
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/2042	5,000	4,735
[3]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/2058	5,350	5,538
[4]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2040	2,600	2,788
[4]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2043	430	488
[4]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2044	625	706
[4]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	6.000%	12/1/2046	500	558
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2031	13,330	11,262
					1,095,793
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/2043	1,625	1,747
[6]	Freddie Mac Pool	3.860%	5/1/2040	3,274	3,025
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.250%	10/1/2056	1,000	986
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	6,670	7,041
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	3,895	4,095
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,560	1,633
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	2,500	2,505
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2046	900	925
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	3,020	3,089
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2048	1,600	1,628
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2051	2,690	2,837
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	3/1/2054	1,500	1,514
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	5/1/2054	3,265	3,428
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	6,000	6,063
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	5.750%	5/15/2060	5,000	5,063
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/2054	5,000	5,088
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	6,065	6,640
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	5,195	5,622
[1,5]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/2039	8,500	1
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	1,200	1,202
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2060	900	851
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/2064	3,940	3,840
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	500	532
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2044	600	636
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2045	625	660
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/2053	5,000	5,179
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/2053	3,500	3,598
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.250%	1/1/2055	6,850	7,078
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/2037	1,380	1,463
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	4,750	4,859
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/2034	2,645	2,704
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/2044	4,750	4,811
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/2054	11,950	11,658
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	10,000	10,068
					122,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.5%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,000	1,002
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	1,085	1,081
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2038	500	523
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2039	1,000	1,039
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2045	2,370	2,424
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	500	431
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2048	3,620	3,474
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	3,330	3,241
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2055	2,980	3,039
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/2059	3,675	3,422
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.750%	10/1/2055	1,500	1,525
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.875%	10/1/2065	3,150	3,195
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/2052	5,000	3,862
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2040	2,500	2,527
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2045	3,380	2,907
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/2050	5,700	4,645
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/2055	2,500	2,574
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	6,200	5,264
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/2065	9,005	1,269
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2035	32,530	34,105
					81,549
Kansas (0.2%)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,400
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,000	1,735
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	1,205	1,030
	Manhattan KS Health, Hospital, Nursing Home Revenue	5.500%	6/1/2060	2,000	1,995
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	605	631
[3]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2041	1,135	1,171
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2051	10,000	10,652
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	3/1/2054	10,120	10,728
[4]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/2055	1,595	1,638
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/2040	1,230	1,195
[1]	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	5.500%	3/1/2046	3,330	3,305
					35,480
Kentucky (1.7%)
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/2026	12,250	12,224
[4]	Fayette County KY School District GO	4.125%	6/1/2050	31,290	28,463
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/2032	8,600	8,575
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	7,475	7,356
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/2042	8,500	8,365
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,262
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/2052	12,000	11,262
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2044	620	646
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2045	950	1,005
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2046	355	373
	Kentucky Bond Development Corp. College & University Revenue	5.250%	10/31/2051	11,930	12,257
	Kentucky Bond Development Corp. College & University Revenue	5.500%	10/31/2056	5,495	5,742
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	9,095	8,860
[3]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.250%	7/1/2061	6,800	6,950
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	5,000	5,001
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,609
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	24,750	25,121
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2034	43,660	44,689
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	21,280	22,376
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	20,615	21,360
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	9,390	9,436
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	10,805	11,405
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	16,455	17,135
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/2033	3,065	3,452
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	3,000	3,334
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2041	1,150	1,260
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,345	1,291
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	3,935	3,940
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,475	1,532
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,715	2,818
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,000	1,032
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,000	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/2049	1,000	1,029
					302,172
Louisiana (1.2%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,800	2,607
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2050	3,145	3,260
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.500%	7/15/2054	3,325	3,432
[6]	Freddie Mac Pool	3.650%	12/1/2037	3,444	3,188
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/2038	1,000	999
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/2048	4,490	4,349
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2050	1,340	1,447
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.750%	4/1/2055	1,930	2,078
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	4,525	4,376
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.375%	6/15/2053	5,250	5,294
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.150%	6/15/2055	4,045	4,090
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2059	2,165	2,157
[1]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.500%	6/15/2059	4,915	4,967
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2046	3,300	3,320
[3]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2055	5,250	5,377
[3]	Louisiana Public Facilities Authority College & University Revenue	5.250%	7/1/2065	8,200	8,331
	Louisiana Public Facilities Authority College & University Revenue (Loyola University Project)	5.250%	10/1/2053	5,000	4,888
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2039	275	290
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,815	1,877
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,265	2,337
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	17,545	17,921
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	4,000	4,117
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/2059	22,695	22,979
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/2064	52,610	54,124
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2040	6,000	6,311
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/2041	8,500	8,883
	New Orleans LA GO	5.500%	12/1/2046	385	407
	New Orleans LA GO	5.500%	12/1/2051	1,255	1,312
	New Orleans LA GO	5.750%	12/1/2055	1,260	1,343
[3]	Shreveport LA GO	5.000%	3/1/2049	1,000	1,010
[3]	Shreveport LA GO	5.000%	3/1/2054	1,495	1,506
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	500	497
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	1,045	1,029
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	775	746
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	630	581
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2042	1,065	972
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebone General Medical Center Project)	5.500%	4/1/2051	3,990	4,154
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.500%	4/1/2055	5,445	5,638
					202,194
Maine (0.3%)
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2043	1,345	1,435
	Finance Authority of Maine College & University Revenue	5.250%	7/1/2045	1,495	1,583
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2050	1,375	1,451
	Finance Authority of Maine College & University Revenue	5.500%	7/1/2055	5,500	5,727
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	750	748
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2046	2,000	1,756
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/2051	4,820	3,987
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	4,500	4,087
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	10,725	9,184
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,240	2,436
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	1,120	1,222
	University of Maine System College & University Revenue	5.500%	3/1/2052	4,475	4,665
	University of Maine System College & University Revenue	5.500%	3/1/2057	5,850	6,079
	University of Maine System College & University Revenue	5.500%	3/1/2062	7,635	7,933
					52,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland (1.3%)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/2039	650	589
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/2039	200	185
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/2046	750	661
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2045	2,100	1,929
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/2043	4,600	4,596
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,250	1,196
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	7,205	6,768
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/2028	300	300
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/2034	1,000	988
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/2034	5,000	4,664
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	1,895	1,951
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/2054	2,020	2,121
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	2,125	2,348
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2037	1,350	1,313
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2038	1,300	1,254
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2039	1,800	1,706
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2040	1,500	1,404
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2041	1,600	1,476
[3]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2041	1,775	1,896
[3]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/2042	1,850	1,966
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/2051	8,000	6,867
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.000%	6/1/2052	15,000	15,312
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.750%	7/1/2064	2,500	2,673
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2027	145	147
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2028	175	177
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2029	190	192
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2030	325	328
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2031	375	378
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/2032	325	327
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2039	1,100	1,020
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2044	2,695	2,367
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue Revenue (Port Convington Project)	4.000%	9/1/2040	6,005	5,440
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue Revenue (Port Convington Project)	4.000%	9/1/2050	7,620	6,270
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2037	2,600	2,677
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2037	2,700	2,773
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2038	3,000	3,073
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2038	2,350	2,401
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2039	4,125	4,194
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/2042	3,120	3,147
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/2042	7,415	7,479
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/2042	2,500	2,077
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/2047	2,250	2,182
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2051	1,000	843
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2055	1,250	1,027
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,073
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	545	562
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2036	5,030	5,057
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,250	1,204
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	250	237
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,330	1,439
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	8,585	7,524
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	1,500	1,263
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	10,000	10,250
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	4,000	4,081
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,500	3,606
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2053	3,360	3,379
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2054	21,720	22,235
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/2055	8,000	8,337
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,695	3,879
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2056	3,835	3,961
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	7,050	7,646
[1,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.700%	7/1/2041	14,405	14,405
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/2034	6,760	6,671
[11]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/2055	2,000	1,336
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/2047	4,030	3,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2047	5,120	4,778
					229,379
Massachusetts (1.8%)
	Ashland MA GO	3.000%	8/1/2047	4,000	3,182
	Ashland MA GO	3.000%	8/1/2052	3,500	2,591
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2054	1,620	1,499
	Commonwealth of Massachusetts GO	3.000%	2/1/2038	10,000	8,902
	Commonwealth of Massachusetts GO	5.000%	1/1/2054	20,000	20,457
	Commonwealth of Massachusetts GO	5.000%	8/1/2054	7,830	8,021
	Commonwealth of Massachusetts GO	5.000%	4/1/2055	14,670	15,039
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	10,000	10,238
	Lowell MA GO	2.000%	9/1/2040	1,460	1,037
	Lowell MA GO	2.000%	9/1/2041	1,440	1,002
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	8,805	9,211
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	1,430	1,499
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	1,000	1,051
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	531
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2041	4,500	3,850
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2043	2,500	2,369
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	2,450	2,131
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2048	2,000	1,832
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2050	6,115	4,709
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2050	4,500	3,616
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2050	1,500	1,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2052	2,500	2,326
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2056	5,575	4,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	995
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,050	1,037
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,100	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,200	1,155
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,175	1,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,100	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,640
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	415	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	9,360	8,761
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,295	1,988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2042	2,000	2,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,085	945
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	8,635	7,271
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2044	1,500	1,601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	130	137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	9/1/2045	1,405	1,540
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/2045	3,000	2,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,830	1,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	2,075	2,202
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,000	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,395	2,493
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	550	469
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	575	603
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,000	1,034
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,000	1,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	4,000	3,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2047	6,470	6,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2047	8,135	8,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	6.000%	10/1/2049	5,385	5,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	6,950	7,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	8/15/2050	500	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2051	2,500	2,649
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/2052	6,695	5,721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2052	3,595	3,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	10,260	10,749
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	12/1/2056	12,035	12,651
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	2,000	2,052
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.375%	7/1/2056	1,675	1,641
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.500%	7/15/2060	13,000	13,198
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.375%	7/1/2061	1,745	1,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2066	3,750	3,653
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.125%	7/1/2066	1,670	1,634
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2054	920	861
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2060	785	722
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.500%	6/1/2050	535	561
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2031	1,070	1,065
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2043	8,170	7,688
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2048	7,185	6,450
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2054	3,000	2,608
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,000	1,002
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2039	1,255	1,192
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/2048	1,020	874
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	2,500	2,569
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	1,250	1,285
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/2028	3,675	3,777
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/2037	2,800	2,268
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/2038	7,590	7,352
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2036	965	820
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	12/1/2055	5,000	5,498
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,470	1,545
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.500%	7/1/2056	10,000	10,524
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/2054	5,000	4,458
	Waltham MA GO	3.000%	8/15/2042	1,165	977
	Waltham MA GO	3.000%	8/15/2043	1,195	988
	Waltham MA GO	3.000%	8/15/2044	1,235	1,006
	Waltham MA GO	3.000%	8/15/2045	1,260	1,009
					315,786
Michigan (1.5%)
	Ann Arbor School District GO	5.000%	5/1/2045	10,000	10,478
	Detroit MI GO	6.000%	5/1/2043	1,000	1,092
	Detroit MI GO	5.500%	4/1/2045	250	258
[6]	Freddie Mac Pool	3.350%	10/1/2038	4,873	4,508
[6]	Freddie Mac Pool	4.400%	10/1/2040	2,359	2,296
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	1,125	1,173
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,150	1,193
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2048	1,500	1,575
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2053	1,050	1,090
[12]	Howell Public Schools GO	5.000%	5/1/2044	560	590
[12]	Howell Public Schools GO	5.000%	5/1/2045	2,975	3,122
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	8/15/2061	2,250	2,288
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	860	852
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	2,130	2,179
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2027	875	876
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2042	745	624
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2043	6,390	6,478
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	2,340	2,347
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,200	2,207
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,515	2,522
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,540	5,975
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	13,915	11,986
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2050	4,485	3,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2051	3,000	2,559
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/2057	1,400	1,431
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	11,005	11,182
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,000	2,009
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2040	20,345	20,931
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2049	5,500	4,641
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	4/15/2054	1,415	1,238
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	10,445	10,758
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,495	1,558
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,320	1,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	185	185
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	6,245	6,615
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2054	9,290	9,944
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	10,250	11,092
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	12,240	13,348
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	14,905	16,216
[3]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/2038	10,000	9,692
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/2043	13,565	13,639
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/2030	15,115	14,985
[1]	Michigan Strategic Fund Miscellaneous Revenue	4.250%	10/1/2036	840	833
[1]	Michigan Strategic Fund Miscellaneous Revenue	4.625%	10/1/2041	930	927
[1]	Michigan Strategic Fund Miscellaneous Revenue	5.500%	10/1/2053	2,690	2,702
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	1,600	1,683
	Northern Michigan University College & University Revenue	5.500%	6/1/2055	3,800	4,009
	Novi Community School District GO	5.000%	5/1/2038	1,000	1,048
[12]	Okemos Public Schools GO	5.000%	5/1/2044	670	710
[12]	Okemos Public Schools GO	5.000%	5/1/2048	675	699
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,005	1,055
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	1,020	1,066
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	1,075	1,115
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2051	2,500	2,581
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2056	5,000	5,101
[12]	Southfield Public Schools GO	5.250%	5/1/2050	750	781
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/2026	280	278
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2031	1,565	1,502
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/2041	3,000	2,542
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	580	605
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	625	649
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2042	1,000	1,092
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	450	466
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2043	1,000	1,087
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2044	600	618
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2044	1,000	1,082
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.500%	12/1/2045	1,250	1,346
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.750%	12/1/2050	3,000	3,207
	Wayne State University College & University Revenue	5.000%	11/15/2043	4,000	4,087
					265,739
Minnesota (0.9%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/2034	1,045	1,045
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/2046	2,980	2,898
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/2039	300	295
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,305	1,125
[6]	Freddie Mac Pool	3.850%	1/1/2040	1,325	1,200
	Hennepin County MN GO	5.000%	12/15/2040	3,000	3,119
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2051	1,400	1,074
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/2056	2,160	1,588
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2040	13,050	13,648
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2041	9,250	9,611
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/2047	4,150	4,257
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	3,500	3,623
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	6,500	6,728
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	2,080	2,148
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	1,670	1,717
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	14,045	14,543
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.250%	1/1/2054	17,300	17,599
	Minnesota Health & Education Facilities Authority College & University Revenue	5.500%	3/1/2066	7,350	7,797
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2036	1,175	1,175
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2038	850	850
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	625	616
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	335	336
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	516	514
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2052	1,205	788
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	715	712
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,675	1,767
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	790	840
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2054	1,405	1,508
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	3,445	3,789
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,625	6,179
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,800	3,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,760	3,049
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2035	11,500	11,771
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	14,155	14,308
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2048	2,285	1,998
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/2053	1,615	1,360
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro School Deaf Project)	6.375%	6/15/2061	1,700	1,679
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.500%	9/1/2055	425	412
	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Nova Classical Academy Project)	5.625%	9/1/2065	1,485	1,433
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	2,010	1,784
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	250	250
					154,229
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2039	100	106
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2040	1,000	1,053
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2041	1,400	1,456
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	1,500	1,555
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	1,575	1,628
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	1,345	1,383
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	1,250	1,280
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	2,895	2,950
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	7,525	7,607
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	4,500	3,672
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,000	1,024
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2035	2,000	2,070
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2049	1,245	1,270
					27,054
Missouri (0.9%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	2,290	2,290
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/2046	1,500	1,168
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2035	1,485	1,457
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2037	4,155	4,022
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2050	2,535	2,198
[3]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/2057	6,900	5,789
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	1,294	1,226
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2044	4,660	4,845
	Kansas City MO Special Obligation Revenue (Missouri Projects)	5.000%	4/1/2045	2,000	2,103
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	100	100
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2046	1,000	1,059
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	3,000	3,017
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.500%	6/15/2045	5,000	5,094
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.750%	6/15/2055	3,000	3,008
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	2,290	2,263
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,630	1,702
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	4,575	4,911
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/2046	2,250	1,557
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	2,000	1,843
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2048	6,035	6,373
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2051	1,065	865
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2052	12,500	10,593
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2053	35,000	29,711
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2054	12,560	10,386
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	5/15/2054	3,915	4,144
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	1,065	1,066
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,245	1,239
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2043	1,030	1,097
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2042	1,250	1,317
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2044	1,700	1,773
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2046	1,850	1,908
	Poplar Bluff MO Tax Increment/Allocation Revenue	4.500%	11/1/2035	610	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/2031	645	619
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/2037	2,700	2,500
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/2036	2,290	2,256
	Springfield MO Public Utility COP	4.000%	11/1/2047	4,310	3,993
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	2,000	2,000
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	4,250	4,217
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/2036	1,400	1,273
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/2041	1,000	946
[1,5]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2039	5,100	2,805
[1,5]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/2053	3,400	1,870
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,250	1,268
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/2029	820	791
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/2036	1,550	1,512
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/2054	2,390	2,436
					149,210
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	4,200	4,217
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	4.000%	3/1/2031	4,800	4,670
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,450	1,412
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2053	8,515	8,735
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2055	7,440	7,667
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	6.125%	11/15/2061	2,580	2,584
					29,285
Multiple States (0.2%)
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	4,560	4,154
[6]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	7,057	6,631
[6,10]	Freddie Mac Multifamily ML Certificates	4.497%	6/25/2042	1,401	1,378
[6,10]	Freddie Mac Multifamily ML Certificates	4.669%	7/25/2042	1,292	1,321
[6]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	9,595	9,452
[6,10]	Freddie Mac Pool	5.059%	1/25/2043	6,695	7,045
					29,981
Nebraska (0.8%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	8,240	8,473
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.250%	7/1/2055	8,660	8,757
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2032	5,000	5,176
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2037	475	480
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	38,210	39,692
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	9,900	10,417
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.500%	11/1/2049	2,540	2,693
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	3/1/2055	1,575	1,735
	Omaha Airport Authority Port, Airport & Marina Revenue	5.250%	12/15/2045	1,400	1,483
	Omaha Airport Authority Port, Airport & Marina Revenue	5.250%	12/15/2046	1,350	1,419
	Omaha Airport Authority Port, Airport & Marina Revenue	5.500%	12/15/2051	5,000	5,284
	Omaha Airport Authority Port, Airport & Marina Revenue	5.500%	12/15/2056	10,000	10,468
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	3,495	3,480
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/2049	5,610	5,219
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2052	5,000	5,162
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	13,240	13,777
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2043	1,705	1,815
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2037	10,500	9,601
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2059	9,960	8,491
					143,622
Nevada (0.4%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2043	10,000	10,645
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2044	13,900	14,728
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/2045	6,500	6,853
[4]	Clark County School District GO	3.000%	6/15/2041	3,470	2,799
[3]	Clark County School District GO	5.000%	6/15/2044	12,445	13,174
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/2051	470	389
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	5,975	6,089
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/2040	655	597
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/2050	2,140	1,811
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/2047	545	546
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/2053	595	600
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2048	310	326
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/2053	980	1,022
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/2034	515	512
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/2039	685	677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2047	1,560	1,586
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/2049	1,105	1,037
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/2052	1,750	1,786
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/2058	12,500	2,005
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	3,000	3,019
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/2029	5,000	5,032
					75,233
New Hampshire (1.6%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	1,700	1,813
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,500	2,624
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	2,250	2,362
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	4,240	4,294
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/15/2036	14,500	14,292
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,300	1,283
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	2,415	2,452
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	6,745	7,005
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2051	670	550
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2051	7,000	6,144
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	1,000	1,048
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2055	1,085	1,059
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2055	27,490	28,335
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2049	665	663
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	13,805	13,485
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/2046	1,000	1,003
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/2054	2,000	1,992
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	11,326	11,240
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.875%	12/15/2036	3,135	3,138
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/2033	3,000	1,713
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	14,831	14,829
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Forestar Group Houston-Area Projects)	6.500%	12/1/2034	6,656	6,657
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	765	765
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,125
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	715	715
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	6,524	6,433
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	4,105	2,366
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,613	1,612
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	1,957	1,248
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	2,473	2,455
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	15,963	15,942
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	3,000	2,921
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	8,663	8,194
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	11,779	11,077
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	7,611	7,284
[10]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.085%	1/20/2041	2,272	2,110
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.794%	2/20/2041	7,699	7,395
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	6,606	6,360
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	1,802	1,624
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.033%	10/1/2051	7,300	6,965
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	2,505	2,516
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	3/1/2036	2,138	2,063
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.125%	3/1/2036	2,905	2,859
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	10/20/2040	8,730	8,504
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,091	3,084
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	4,470	4,560
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	6.000%	11/1/2055	12,000	11,343
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2038	500	475
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2039	1,415	1,176
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	1,460	1,198
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	1,125	900
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/2042	1,050	825
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	12,000	10,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.250%	8/1/2055	20,000	20,452
					285,473
New Jersey (1.4%)
	Atlantic City NJ GO	5.000%	12/1/2026	365	364
[1]	Middlesex County Improvement Authority Local or Guaranteed Housing Revenue	5.950%	6/1/2061	5,500	5,605
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2038	5,185	5,371
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	2,120	2,120
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/2039	2,000	1,940
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	2,000	1,924
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/2043	4,925	4,929
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	500	501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,150	1,110
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	500	496
[1]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2040	2,922	2,036
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	2,885	2,522
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	3,500	3,325
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2050	1,175	1,086
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/2059	6,555	5,468
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	2,080	2,145
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2046	4,100	3,666
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	1,000	786
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2051	6,865	7,130
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.250%	7/1/2056	6,270	6,584
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,000	3,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,000	3,124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,000	3,108
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	16,240	14,071
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2030	6,060	5,923
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/2031	6,685	6,555
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/2040	3,100	2,881
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	2,820	2,809
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	2,725	2,805
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	5,700	3,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	6,165	6,028
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	950	981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	2,095	1,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	2,660	2,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	2,090	2,188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	10,400	10,735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	21,120	19,248
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	7,250	7,101
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	20,465	21,638
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	4,035	3,750
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	3,880	4,041
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	1,780	1,614
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	9,150	9,455
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	1,250	910
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	5,000	2,951
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	14,875	8,308
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2037	1,590	1,004
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	2,300	1,374
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	530	570
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	415	451
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	200	219
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	10,000	10,445
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	3,190	3,463
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	11,550	11,786
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	8,485	7,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	1,300	1,336
					252,889
New Mexico (0.1%)
	New Mexico Educational Assistance Foundation Student Loan Revenue	5.000%	9/1/2028	1,525	1,567
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	18,530	19,513
					21,080
New York (11.3%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	4,745	4,988
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2027	4,000	4,026
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	3,810	3,834
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	1,000	756
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	1,000	886
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	2,500	2,502
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	1,000	1,005
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	2,250	2,122
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,095	2,680
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	2,840	2,114
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	3,150	3,115
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/2043	525	526
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/2063	3,250	3,133
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2028	4,035	4,037
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2031	4,425	4,426
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2055	7,900	8,012
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	12,245	12,320
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2050	4,000	4,099
	Build NYC Resource Corp. Port, Airport & Marina Revenue	5.500%	7/1/2055	3,000	3,050
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/2051	7,000	6,061
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	1,380	1,387
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2045	7,070	7,012
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	4,875	4,143
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	3,035	2,541
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	11,965	10,018
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,640	2,705
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	3,000	3,133
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	4,100	3,643
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	6,385	5,673
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	6,000	5,037
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2049	4,000	2,902
[6]	Freddie Mac Pool	3.850%	5/1/2039	1,702	1,587
[6]	Freddie Mac Pool	4.300%	1/1/2041	4,252	4,105
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	4,105	4,178
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2052	3,500	3,508
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	7,055	7,265
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,685	2,738
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	1,155	1,131
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2033	955	963
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2035	850	856
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2036	670	674
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,018
	Ithaca NY BAN GO	4.250%	2/12/2027	3,600	3,609
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	8,180	8,190
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	7,500	7,704
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	2,735	2,376
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	7,740	7,904
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	5,530	4,752
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	6,000	5,559
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	13,915	12,892
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	6,000	5,486
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,230	14,953
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	6,030	6,349
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	7,365	6,718
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	5,495	5,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	8,500	8,697
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	6,170	6,610
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	4,000	3,612
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	2,230	2,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	17,675	15,794
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	8,760	7,824
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,000	1,792
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2045	4,345	4,604
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	4,820	4,971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	10,000	10,211
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	2,205	2,256
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	3,500	3,035
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,500	9,025
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10,965	9,544
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5,000	4,303
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	6,095	5,207
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	16,620	17,130
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	9,435	8,072
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,247
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	6,640	5,575
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	2,710	2,772
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/2050	5,000	3,515
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2038	1,740	1,637
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2039	3,010	2,799
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	11,165	9,483
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,500	1,505
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	6,500	5,639
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	210	211
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	5,000	5,002
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	1,000	1,008
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	10,970	10,895
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	625	564
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	5,000	3,858
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	3,000	2,337
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,500	2,140
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	8,250	5,975
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	9,020	6,384
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	10,000	8,868
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5,130	5,170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,000	1,053
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	3,500	2,898
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,075	2,247
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	3,450	2,512
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	3,840	3,450
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	5,000	4,478
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	6,090	6,333
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	3,560	3,707
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	25,870	26,487
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	9,000	9,215
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	18,500	19,363
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	7,860	8,406
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	5,000	4,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	10,000	10,249
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,295	3,517
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,115	2,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	4,935	5,043
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	7,740	7,887
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	9,525	7,747
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	18,435	18,633
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	3,545	3,622
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	4,000	4,019
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	7,800	8,260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,850	2,959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,000	1,033
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2047	5,000	5,339
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,055	1,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	1,685	1,242
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,805	1,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,250	919
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	7,150	6,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,460	4,087
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	2,500	2,621
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	1,685	1,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	9,180	9,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	5,625	5,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	1,850	1,980
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	5,000	5,107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	7,750	5,536
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	4,000	3,562
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,925	1,739
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	6,000	5,344
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	5,755	5,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	15,275	15,779
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	4,175	4,397
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	3,000	3,187
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	3,395	3,518
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2040	3,500	1,806
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	5,000	2,435
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2045	5,000	1,919
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	670	703
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	9,140	9,293
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	4,265	3,389
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	3,925	2,855
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	5,730	4,089
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	1,665	1,254
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,855	6,620
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	10,880	10,312
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	27,520	25,954
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,480	1,207
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	8,970	6,787
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	7,500	5,690
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	20,820	15,256
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,855	6,770
[4]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	9,500	6,672
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/2033	710	711
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/2033	1,460	1,458
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/2034	755	752
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2034	1,555	1,547
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2035	810	811
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2035	830	829
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/2036	475	460
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2036	585	564
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	3,345	3,441
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2052	745	742
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	1,655	1,803
	New York NY GO	5.000%	8/1/2037	1,850	1,852
	New York NY GO	4.000%	3/1/2040	7,000	6,582
	New York NY GO	5.000%	4/1/2043	6,720	6,824
	New York NY GO	5.000%	3/1/2044	5,500	5,571
	New York NY GO	5.000%	4/1/2045	3,625	3,668
	New York NY GO	4.000%	9/1/2046	2,400	2,183
	New York NY GO	4.000%	3/1/2047	5,000	4,484
	New York NY GO	5.250%	2/1/2050	2,140	2,227
	New York NY GO	4.000%	3/1/2050	9,315	8,137
	New York NY GO	5.500%	8/1/2050	4,295	4,576
	New York NY GO	4.000%	9/1/2052	5,000	4,347
	New York NY GO	5.250%	2/1/2053	5,000	5,163
	New York NY GO	5.250%	8/1/2053	3,240	3,350
	New York NY GO	5.250%	4/1/2054	7,560	7,775
	New York NY GO	5.250%	10/1/2055	11,670	12,043
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	5,000	4,411
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,563
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,000	1,070
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2035	1,000	1,063
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	600	530
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	6,400	7,197
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	200	161
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,926
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,000	3,334
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	1,000	1,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	4,910	5,022
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,500	3,554
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	2,365	2,557
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,725	5,431
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,915	3,927
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	1,235	1,244
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	11,275	11,413
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,895	1,925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,900	1,925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	3,250	3,019
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,830	1,932
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,625	1,696
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,250	1,294
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,135	1,193
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,600	1,650
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,260	1,320
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	500	514
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	500	523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	2,000	1,822
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,000	1,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2049	6,520	6,658
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	26,040	25,728
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,990	3,252
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	7,340	6,250
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	13,655	14,244
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	5,000	4,203
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	12,470	10,173
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,265	1,335
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,230	1,295
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	8,930	8,077
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	1,000	895
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2049	9,990	7,271
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	10,000	7,202
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	1,415	1,486
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	2,450	2,611
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	8,000	6,992
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	7,145	7,417
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2042	2,890	2,358
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	10,250	9,232
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	2,039	1,691
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2041	1,602	1,305
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	12,150	12,245
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	3,500	3,566
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,000	10,245
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	3,575	3,663
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	2,580	2,288
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	12,175	12,409
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,125	2,054
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	7,500	7,501
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	6,000	6,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	755	742
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	894
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,180	1,242
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	2,325	2,423
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	4,125	3,029
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	14,725	12,817
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	5,275	4,579
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	1,070	1,113
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2047	4,530	4,724
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2048	15,225	15,788
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2049	10,000	10,337
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,080
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	2,500	2,537
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	6,000	6,077
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2049	2,875	2,132
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	5,095	3,699
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	2,000	1,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2059	5,000	4,288
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/2026	980	980
	New York Transportation Development Corp. Industrial Revenue	5.000%	8/1/2031	615	615
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/2031	1,835	1,900
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/2031	1,250	1,106
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2033	8,610	8,767
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/2034	5,000	5,084
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2034	1,265	1,255
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2035	10,100	10,481
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/2036	2,000	1,971
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/2040	10,000	10,191
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2041	5,005	4,685
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/2045	4,700	4,433
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/2046	775	694
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/2053	14,000	12,056
[3]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,025	930
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2038	2,000	2,101
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2039	1,000	1,046
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/2040	21,000	22,257
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2040	1,850	1,925
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2040	875	912
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2041	2,500	2,590
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2041	850	883
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2041	1,400	1,534
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/2041	2,060	1,901
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2042	2,400	2,619
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2043	2,000	2,059
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2044	5,000	5,132
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2044	2,875	3,115
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/2049	8,000	8,037
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2054	23,500	24,242
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/2054	10,000	10,155
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2055	13,030	13,679
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/2059	40,495	42,398
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/2060	55,000	55,390
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/2060	41,580	42,066
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	635	655
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	5,500	5,769
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	7,500	7,824
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,440	4,635
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	3,945	4,093
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	680	629
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	480	439
[3]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	1,720	1,596
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2040	2,500	2,571
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	500	453
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	500	448
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2042	2,500	2,557
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	4,455	3,629
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,435	3,620
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	705	756
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	1,625	1,617
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,250	3,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	2,000	1,968
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,650	2,813
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,750	1,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	4,000	4,220
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2038	2,510	2,651
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	3,000	3,146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	2,400	2,522
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/2052	13,685	14,291
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,091
[3]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	2,300	2,525
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	1,240	1,288
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	640	664
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,000	2,002
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.000%	12/1/2034	4,000	4,080
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.750%	12/1/2044	5,000	5,104
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	6.000%	12/1/2053	9,000	9,150
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	2,000	1,700
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2030	2,750	2,494
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2031	1,000	882
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/2032	2,370	2,041
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	550	539
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	500	485
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	2,000	2,101
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	15,470	16,074
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	2,495	2,657
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	615	643
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	4,175	4,345
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	13,335	11,651
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	1,125	1,201
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	4,345	4,557
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	3,500	2,559
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	2,250	2,023
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,995	10,010
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	6,000	6,212
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	5,000	5,096
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	15,730	16,269
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	7,160	7,419
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	44,675	47,109
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	4,000	4,104
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5,000	5,133
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	4,000	3,467
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	27,500	28,143
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	12,970	13,240
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	10,000	10,255
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,940	1,803
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	10,505	10,592
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	2,225	2,235
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/2046	8,195	8,448
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	1,345	1,147
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,104
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	5,960	6,163
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	15,000	16,417
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	3,925	3,212
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	17,005	15,119
[1]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	2,185	2,251
[1]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	5,055	5,213
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	942	886
[3]	Yonkers NY GO	5.000%	2/1/2043	330	350
[3]	Yonkers NY GO	5.000%	2/1/2043	250	265
[3]	Yonkers NY GO	5.000%	2/1/2044	250	263
[3]	Yonkers NY GO	5.000%	2/1/2044	225	237
					1,980,536
North Carolina (0.7%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2046	1,000	764
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	3,310	3,292
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2039	1,800	1,887
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,500	2,583
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	1,940	1,996
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	10,000	10,437
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	1,018
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2039	1,395	1,483
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,710	9,723
	Nash Health Care Systems Health, Hospital, Nursing Home Revenue	5.250%	2/1/2055	2,015	2,041
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	7/1/2042	15,150	15,182
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	1,445	1,447
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,800	4,012
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,090	2,326
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,677
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,895	3,077
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	4,040	4,304
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	4,780	5,058
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	4,235	4,491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,785	5,036
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	4,420	4,661
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	3,510	2,897
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,025	1,066
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2054	1,765	1,768
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2026	930	931
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/2030	3,000	3,004
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	12,000	12,212
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	803
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	9,250	7,231
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	3,525	2,564
					120,532
North Dakota (0.2%)
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	2,000	1,452
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2051	9,000	6,185
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	1,210	961
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	3,085	2,678
	Horace ND GO	4.750%	5/1/2044	750	716
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,160	1,251
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,705	4,682
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	5,810
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	4,500	4,047
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2053	1,050	917
					28,699
Ohio (1.9%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	205
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	200	205
[1]	Blanchard Valley Port Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2046	2,285	2,294
[4]	Brunswick City School District GO	5.500%	12/1/2060	3,910	4,058
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,041
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,400	1,398
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	7,425	7,218
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2048	40,750	34,876
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	74,880	56,621
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2047	3,195	3,069
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/2050	2,500	2,348
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,700	5,736
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	7,386	7,207
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2047	2,500	2,558
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/2052	2,500	2,534
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/2055	2,145	1,639
	Columbus City School District GO	5.000%	12/1/2042	3,000	3,022
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	2,245	2,165
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	2,735	2,607
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,667
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	3,800	3,707
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2042	3,000	3,171
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2043	3,000	3,158
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2044	4,000	4,191
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	2,000	2,065
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/2055	13,200	13,662
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Brookshire Project)	6.300%	1/1/2046	2,000	1,996
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Silver Birch of Columbus Project)	6.050%	1/1/2046	2,375	2,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Vivera Rosewood Project)	6.300%	1/1/2046	2,135	2,131
	Cuyahoga County OH GO	5.500%	12/1/2061	6,580	7,024
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,000	1,003
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2035	500	520
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2036	450	466
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2037	435	449
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2038	700	720
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/2039	705	724
[1]	Delaware County Port Authority College & University Revenue (Ohio Wesleyan University Project)	6.250%	8/1/2052	7,000	7,350
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2040	4,000	4,017
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/2055	8,700	8,057
[6]	Freddie Mac Pool	4.300%	8/1/2042	958	918
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/2036	2,025	1,774
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,000	1,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,445	2,542
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,050	3,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/2050	5,000	4,075
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2051	2,745	2,765
	Kenton City School District GO	4.000%	11/1/2058	4,655	4,074
[1,2]	Lancaster Port Authority Local or Guaranteed Housing Revenue (Vivera Fairfield Project)	6.375%	1/1/2046	1,510	1,509
	Miami University OH College & University Revenue	5.000%	9/1/2041	5,000	5,009
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,000	1,045
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	750	789
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,000	1,042
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	800	834
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,042
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	7,600	6,838
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2047	3,920	3,296
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	5,840	5,147
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2051	4,975	3,422
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,145	1,830
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2051	2,665	2,271
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2054	4,000	3,918
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,100	1,073
	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.125%	1/1/2036	3,500	3,429
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	3,440	3,353
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	1,310	1,191
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,490	1,336
[4]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	2,445	1,965
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2041	1,025	1,095
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2046	1,215	1,265
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2047	2,500	2,016
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/2052	6,000	4,598
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2050	1,630	1,275
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/2049	3,045	2,274
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2043	1,710	1,710
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2054	3,245	3,127
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	7,150	7,728
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	4,940	5,370
[2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2057	1,480	1,643
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ashford at Central Park Projects)	6.250%	1/1/2046	1,730	1,753
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Fairborn Projects)	6.125%	1/1/2046	1,640	1,655
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks Grove City Project)	6.125%	1/1/2046	1,540	1,555
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Holland Project)	6.300%	1/1/2045	2,570	2,628
[1,2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Green Oaks of Walnut Creek Program)	6.375%	1/1/2046	1,850	1,848
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	2,015	2,253
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,110	1,131
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,550
	Ohio University College & University Revenue	5.250%	12/1/2054	1,445	1,493
[3]	Port of Greater Cincinnati Development Authority Auto Parking Revenue	5.000%	12/1/2060	2,020	2,021
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2063	2,855	2,857
[4]	Springboro Community City School District GO	5.250%	12/1/2061	1,890	1,949
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/2053	1,950	2,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/2058	2,695	2,854
					341,579
Oklahoma (0.2%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,000	860
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,900	1,576
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	800
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/2039	555	360
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	4,895	3,614
	Oklahoma County Finance Authority Revenue	5.875%	12/1/2047	12,228	6,519
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	1,085	1,091
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2044	2,300	2,323
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	6.000%	9/1/2057	1,015	1,121
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Villages at Rose Hill Project) PUT	3.125%	6/1/2029	725	722
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	1,965	1,971
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2028	540	547
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2029	400	405
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2031	1,870	1,888
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2032	500	504
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2035	8,815	9,855
	Tulsa OK Municipal Airport Trust Trustees Industrial Revenue	6.250%	12/1/2040	4,500	4,929
					39,085
Oregon (0.9%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	5.375%	5/15/2054	4,695	4,726
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2044	500	534
	Eugene OR Electric Utility System Electric Power & Light Revenue	5.000%	8/1/2045	400	425
	Forest Grove OR College & University Revenue	4.000%	5/1/2040	1,590	1,414
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/2029	8,750	8,915
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2050	5,305	4,435
	Multnomah County School District No. 1J Portland GO	5.000%	6/15/2047	19,195	20,168
	Oregon (Article XI-G Projects) GO	5.000%	8/1/2045	1,000	1,060
	Oregon (Article Xi-Q State Project) GO	5.250%	5/1/2050	3,790	4,002
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2044	1,350	1,439
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2040	360	359
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	665	669
[1]	Oregon State Facilities Authority Charter School Aid Revenue	5.625%	6/15/2055	810	795
[1]	Oregon State Facilities Authority Charter School Aid Revenue	6.000%	6/15/2065	1,225	1,233
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/2051	14,150	11,090
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	4,375	4,403
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/2052	4,010	3,388
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	6,345	6,334
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	16,595	16,269
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	4,050	4,281
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/2047	30,000	26,767
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/2048	5,000	5,212
	Redmond OR (Airport Expansion Projects) GO	5.500%	6/1/2052	5,000	5,183
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2047	1,625	1,552
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2052	2,355	2,203
	University of Oregon College & University Revenue	5.000%	4/1/2045	1,385	1,476
	University of Oregon College & University Revenue	5.000%	4/1/2046	1,000	1,058
[4]	University of Oregon College & University Revenue	3.500%	4/1/2052	8,370	6,599
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	1,360	1,439
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/2045	9,025	3,334
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	2,885	2,511
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	2,945	2,362
					155,635
Pennsylvania (5.1%)
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	3,500	3,505
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2036	5,700	5,584
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2037	5,750	5,590
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/2041	5,255	4,859
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	3,140	3,080
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,774
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	4,685	4,523
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	520	543
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	7,500	8,007
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	3,415	3,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,500	1,629
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/2042	2,400	2,476
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	5,125	5,260
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,023
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	6,885	7,206
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,250	1,274
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	4,895	5,033
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/2029	555	540
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,680	1,555
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,515	1,271
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2040	1,000	821
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2041	500	405
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2042	1,500	1,356
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	2,500	2,207
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	2,000	1,687
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	5,260	3,653
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,241
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	8,065	6,745
	Bucks County IDA Local or Guaranteed Housing Revenue (Housing New Hope Manor Project)	4.000%	3/1/2041	1,585	1,447
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	12,000	10,094
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	605	521
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2051	1,400	863
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/2051	4,105	3,067
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	1,005	798
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,695	4,965
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	32	32
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/2038	825	827
[4]	Coatesville School District GO	0.000%	10/1/2033	775	576
[4]	Coatesville School District GO	0.000%	10/1/2037	2,050	1,215
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	8,250	8,492
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	4,625	4,394
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	13,000	10,845
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,805	3,833
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,775	2,076
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	4,415	2,428
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	1,200	1,140
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	970	1,013
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	2,000	2,148
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	3,360	3,112
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/2029	295	302
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2029	465	488
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	3,000	2,355
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,590	4,349
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2029	105	107
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	385	379
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	1,400	1,260
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2049	1,600	1,428
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	2,950	2,560
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	18,050	15,509
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2054	1,000	881
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	4,000	3,589
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	3,000	2,664
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	895	851
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	1,110	1,055
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	2,175	1,902
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	11,530	9,175
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	10,330	9,960
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,785	5,226
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	10,515	8,823
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2040	1,000	934
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	2,505	2,457
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	3,765	3,810
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	7,000	5,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	5,000	4,053
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	1,975
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2039	2,545	2,372
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	8,160	6,865
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	5,000	5,001
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/2050	10,120	9,895
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,500	2,520
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	1,700	1,415
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	1,600	1,600
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	15,100	14,932
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	10,000	8,570
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	765	746
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2037	5,350	5,714
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2038	3,350	3,559
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/2041	5,500	5,810
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/2048	8,000	8,378
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/2053	10,000	10,080
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/2061	21,500	22,513
[3]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/2062	5,000	5,199
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2037	1,070	1,112
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2039	1,190	1,201
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2041	1,315	1,310
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	4,515	4,288
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,000	5,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	500	487
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	5,000	4,580
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	5,500	5,059
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	2,765	2,879
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,875	2,614
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,885	1,940
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	12,865	11,618
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2045	3,000	3,108
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,900	3,632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,970	2,584
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,880	6,936
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2050	11,935	10,237
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	12,730	10,794
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,161
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	3,630	3,022
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue PUT	5.450%	3/27/2035	2,000	2,158
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project), PUT	3.250%	7/1/2027	10,000	9,980
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2029	1,550	1,606
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	425	443
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/2030	2,365	2,466
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/2041	2,060	1,845
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/2042	1,495	1,290
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	4,000	4,227
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2036	5,210	5,492
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	4,670	4,305
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	10,400	9,374
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/2054	9,510	8,464
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	15,300	15,629
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	4,010	4,270
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	2,109	2,208
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	3,490	3,734
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	3,960	4,225
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	3,460	3,731
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,622	6,096
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,854	5,411
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2056	820	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	2,750	3,121
	Pennsylvania State University College & University Revenue	5.000%	9/1/2047	5,000	5,047
	Pennsylvania State University College & University Revenue	5.000%	9/1/2048	3,000	3,041
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	2,035	2,166
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,110	8,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	6,575	6,942
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/2039	8,300	8,608
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,815	5,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,885	4,077
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	3,350	2,696
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	10,170	9,360
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	2,500	2,301
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	21,000	21,071
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	1,495	1,568
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	10,000	10,285
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	8,975	7,870
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,000	2,134
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	3,155	2,236
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	8,525	7,414
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	8,475	7,489
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	11,755	10,223
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	6,675	5,721
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	2,890	3,020
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,045
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	4,145	4,303
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	1,520	1,508
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,000	1,976
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2039	2,760	2,642
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	3,230	2,907
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	1,600	1,546
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2050	1,750	1,572
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	950	820
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	640	493
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	700	518
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	815	798
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,500	1,380
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,000	1,995
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,625	1,614
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	3,000	2,643
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	1,190	1,265
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2047	3,845	3,946
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	4,180	4,240
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	10,000	10,246
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	14,000	12,632
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	1,000	1,026
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	2,800	2,747
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,550	1,511
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,196
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	9,000	9,388
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,500	1,542
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	20,935	22,049
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	2,015	2,121
[1]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,000	2,095
	School District of Philadelphia GO	5.250%	9/1/2042	14,860	15,858
	School District of Philadelphia GO	5.250%	9/1/2042	2,540	2,711
	School District of Philadelphia GO	5.000%	9/1/2043	3,000	3,053
	School District of Philadelphia GO	5.000%	9/1/2044	17,730	18,134
	School District of Philadelphia GO	5.500%	9/1/2048	5,410	5,733
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2035	1,000	1,001
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,500	1,498
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,000	931
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	35,000	34,173
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,600	1,315
					887,328
Puerto Rico (2.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	11,249	11,472
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	26,261	27,727
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	36,025	38,874
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	27,150	19,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	44,561	44,560
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	31,241	30,961
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	7,875	7,695
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	18,693	17,513
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	1,045	1,077
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,095	5,317
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,870	1,971
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	4,540	4,796
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,600	2,747
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,875	10,503
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	8,950	9,324
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	260
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	11,150	11,700
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	5,180	4,965
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,500	2,396
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,560	10,122
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	250	230
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2047	3,230	2,970
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	425	441
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	140	131
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	135	119
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	150	130
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	19,238	17,437
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	8,900	7,535
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	6,468	5,048
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	560	558
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	98,375	96,053
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	13,254	12,941
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,753	1,712
					409,202
Rhode Island (0.2%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2040	1,100	1,169
[3]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2044	1,000	1,051
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/2054	15,095	15,391
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/15/2056	2,660	2,740
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	2,235	2,457
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2028	800	829
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/2030	1,900	1,998
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/2039	3,255	2,839
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,530	4,534
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,000	4,003
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/2045	1,495	1,461
					38,472
South Carolina (1.8%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/2049	1,500	1,314
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2049	4,000	4,093
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	2,525	2,564
[1]	Goose Creek SC Special Assessment Revenue	5.500%	10/1/2055	2,000	1,990
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	1,700	1,722
[11]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2045	1,500	1,570
[11]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	5/15/2046	1,100	1,145
[11]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.250%	11/15/2047	1,100	1,139
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2044	6,000	6,211
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	2,595	2,759
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2046	3,750	3,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2051	3,050	2,675
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2046	415	434
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2047	400	416
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2064	23,730	23,895
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.750%	6/1/2060	6,000	5,980
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2046	7,475	5,561
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2056	6,600	4,411
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.500%	9/1/2045	1,310	1,319
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.625%	9/1/2050	1,165	1,159
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.750%	9/1/2055	1,900	1,897
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	5,000	5,258
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,960	5,585
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,155	1,246
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	6,325	6,693
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	4,665	4,919
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	1,305	1,396
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	4,650	4,728
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2044	7,500	6,813
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2048	2,840	2,576
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2048	2,940	3,104
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2050	10,000	10,506
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	32,720	34,176
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/2054	16,500	16,472
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.750%	12/1/2060	3,000	2,984
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2036	4,370	4,291
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/2052	10,500	9,184
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	1,170	1,148
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	2,445	2,399
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2033	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2037	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5	5
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	45	48
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	2,245	2,366
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2046	8,860	8,164
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	3,295	3,420
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2047	3,500	3,176
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2049	3,505	3,109
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	5,855	5,983
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2051	6,050	5,276
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	26,700	23,073
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	3,340	2,949
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	405	357
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2054	10,550	10,864
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/2054	555	583
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	4,100	3,494
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	5,000	4,351
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/2032	85	80
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/2035	295	271
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/2036	50	44
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/2037	10	9
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	45	45
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	190	190
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/2040	100	88
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2048	5,680	5,831
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/2050	4,375	4,551
[3]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	3,435	3,491
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	7,225	7,991
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2056	2,145	2,351
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2057	9,315	10,341
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,418
					314,182
South Dakota (0.3%)
	Lincoln County SD College & University Revenue	5.000%	8/1/2041	1,000	984
	Lincoln County SD College & University Revenue	4.000%	8/1/2056	3,040	2,307
	Lincoln County SD College & University Revenue	4.000%	8/1/2061	3,605	2,665
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	525
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	470
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	680	708
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	570	590
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	586
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	11,275	9,873
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2051	10,790	11,145
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2056	14,000	14,354
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,425	1,573
					46,254
Tennessee (1.0%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2049	2,560	2,627
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2054	15,955	16,257
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2049	655	662
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,000	2,004
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	5,000	4,187
[4]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2054	1,275	1,315
[4]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	1,840	1,889
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/2054	6,540	5,766
[3]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2049	2,515	2,590
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2034	1,210	1,219
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2039	2,400	2,345
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2048	3,350	3,421
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2048	1,800	1,672
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/2053	5,350	5,408
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	2,450	2,273
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	9,150	9,967
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	895	931
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/2046	2,590	2,245
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	640	640
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/2043	2,900	1,306
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,250	2,356
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	7,750	8,082
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	9,250	9,596
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	7,190	7,428
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	3,250	3,335
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2052	9,000	9,270
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/2056	12,250	12,754
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,945	1,941
	Pigeon Forge TN GO	4.000%	6/1/2052	1,295	1,153
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/2056	2,105	2,013
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	15,420	16,066
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	10,995	11,484
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	3,680	3,876
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,060	2,063
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	12,520	12,999
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	4,620	4,845
					177,985
Texas (6.9%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/2045	1,420	1,279
[1,5]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/2045	2,500	125
[5]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/2045	1,450	72
[13]	Anna Independent School District GO	4.000%	8/15/2050	2,165	1,922
[1]	Anna TX Special Assessment Revenue	4.250%	9/1/2041	950	863
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,829	4,228
[1]	Anna TX Special Assessment Revenue	4.250%	9/15/2051	260	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/2052	6,000	6,523
[1]	Anna TX Special Assessment Revenue	5.700%	9/15/2056	1,500	1,479
	Anna TX Special Assessment Revenue	5.750%	9/15/2056	2,000	1,942
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/2056	2,500	1,812
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/2062	3,560	3,534
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.875%	6/15/2065	5,370	5,388
	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.750%	8/15/2034	580	571
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	605	606
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/2053	1,249	1,258
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/2055	3,371	3,312
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,150	1,110
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2028	1,200	1,203
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2029	1,175	1,178
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	1,025	1,027
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2031	1,200	1,202
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	1,750	1,860
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2046	16,000	16,342
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	14,475	14,685
	Austin TX Airport System Port, Airport & Marina Revenue	5.250%	11/15/2048	36,715	38,068
	Austin TX GO	5.000%	9/1/2044	1,950	2,067
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	7,165	7,741
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	6,975	7,502
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	2,500	2,675
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/2055	1,223	1,199
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/2055	3,900	3,829
[1]	Caddo Mills TX Special Assessment Revenue	6.350%	9/15/2055	4,140	4,214
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/2042	1,038	856
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/2051	4,360	3,461
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/2053	1,718	1,719
[2]	Celina TX Special Assessment Revenue	5.600%	9/1/2055	435	426
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/2055	600	591
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	3,000	2,368
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	1,500	1,508
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	20,755	19,568
[4]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	4,740	3,615
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	1,000	884
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	4,400	3,864
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	2,180	2,301
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	1,675	1,762
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	1,930	2,020
[13]	Conroe Independent School District GO	5.000%	2/15/2047	3,250	3,394
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/2031	435	384
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/2031	200	199
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/2031	300	301
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2041	1,920	1,816
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/2041	1,000	973
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/2051	750	710
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/2055	595	589
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2043	10,000	10,555
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2044	16,000	16,809
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2045	16,500	17,260
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.500%	11/1/2050	21,000	21,929
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,275	1,219
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,065	1,108
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.000%	11/1/2045	2,000	2,068
	Dallas Metrocare Services Intergovernmental Agreement Revenue	5.250%	11/1/2050	3,875	4,000
	Dallas TX GO	4.000%	2/15/2040	6,250	6,084
	Dallas TX GO	4.000%	2/15/2041	3,125	2,997
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/2055	1,100	1,105
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	1,240	1,277
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/2055	2,115	2,153
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/2055	3,353	3,436
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/2044	1,000	995
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/2054	1,470	1,404
[3]	El Paso County Hospital District GO	5.000%	8/15/2042	2,600	2,724
[3]	El Paso County Hospital District GO	5.000%	8/15/2043	1,500	1,566
[3]	El Paso County Hospital District GO	5.500%	2/15/2055	5,935	6,178
[4]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/2049	1,000	867
	EP Forty649 PFC Local or Guaranteed Housing Revenue (Forty649 Apartments Project)	4.000%	1/1/2037	6,970	6,521
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/2044	548	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/2054	1,121	1,132
	Forney Independent School District GO	0.000%	8/15/2037	325	204
	Forney Independent School District GO	0.000%	8/15/2038	1,400	835
[13]	Frisco Independent School District GO	5.000%	8/15/2046	20,000	20,014
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	2,800	2,698
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	450	469
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2030	750	789
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2031	1,500	1,591
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2038	925	980
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2039	750	790
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2040	900	961
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2041	1,200	1,276
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2042	1,350	1,429
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2043	900	949
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/2044	850	893
[13]	Georgetown Independent School District GO	3.000%	8/15/2040	4,500	3,785
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	5,250	4,588
[2]	Gunter TX Special Assessment Revenue	6.000%	9/15/2056	2,365	2,321
[2]	Gunter TX Special Assessment Revenue	6.000%	9/15/2056	913	896
[2]	Gunter TX Special Assessment Revenue	6.750%	9/15/2056	3,735	3,670
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,400	3,542
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,545	1,598
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	7/1/2052	1,000	875
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/2038	2,500	2,207
[2]	Harris County Flood Control District GO	5.000%	9/15/2046	2,695	2,824
[2]	Harris County Flood Control District GO	5.000%	9/15/2047	1,830	1,907
[2]	Harris County Flood Control District GO	5.000%	9/15/2048	2,500	2,588
	Harris County Hospital District GO	5.000%	2/15/2055	15,000	15,347
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	16,935	17,389
	Harris County TX GO	4.000%	9/15/2049	1,555	1,395
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2054	12,775	10,861
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	10,000	10,383
[13]	Hays Consolidated Independent School District GO	3.000%	2/15/2039	1,750	1,503
[13]	Hays Consolidated Independent School District GO	3.000%	2/15/2040	2,000	1,686
[13]	Hays Consolidated Independent School District GO	3.000%	2/15/2041	1,350	1,120
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/2050	1,225	993
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	2,100	1,996
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	876
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2047	6,205	1,883
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2048	6,360	1,798
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2049	4,500	1,244
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2052	5,000	1,143
	Houston TX Airport System Industrial Revenue	5.250%	7/15/2034	9,940	10,587
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2035	10,000	10,854
	Houston TX Airport System Industrial Revenue	5.500%	7/15/2039	10,500	11,120
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,500	1,473
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2035	1,515	1,488
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	2,130	2,070
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,500	1,458
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	3,375	3,243
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2037	1,775	1,706
[3]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,000	2,114
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	2,000	1,906
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,500	1,430
[3]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	2,000	2,102
[3]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2039	2,700	2,867
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2043	3,000	3,255
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/1/2044	3,120	3,369
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/2046	7,840	6,965
	Houston TX GO	4.125%	3/1/2051	3,635	3,232
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2043	1,065	1,128
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2044	845	889
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2045	1,185	1,245
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2046	5,000	5,215
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2049	3,220	997
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	5,510	5,839
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	7,025	7,387
[3]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.500%	9/1/2058	2,000	2,095
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,460	1,489
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,255	1,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2043	1,500	1,460
[1]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #3-4 Project)	5.500%	9/1/2056	3,865	3,682
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/2051	1,185	966
	Kyle TX Special Assessment Revenue	5.375%	9/1/2046	750	749
	Kyle TX Special Assessment Revenue	5.625%	9/1/2051	750	742
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/2042	1,152	1,177
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/2052	2,314	2,290
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2054	2,165	1,838
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,658
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	977
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/2042	1,250	1,102
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/2042	535	512
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/2052	3,000	2,411
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/2052	1,000	874
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/2052	400	394
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/2054	750	751
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,085	1,080
[13]	Liberty Hill Independent School District GO	4.000%	2/1/2048	7,500	6,850
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/2042	1,000	831
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/2042	446	397
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/2052	2,725	2,172
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/2052	705	575
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/2052	2,139	2,211
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2037	7,080	7,091
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,000	1,008
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	7,015	7,176
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2047	6,720	7,067
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	1,615	1,672
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	5,750	5,876
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/2052	5,000	5,303
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	9,250	9,382
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	4,550	4,608
[1]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	465	479
[1]	Lowry Crossing TX Special Assessment Revenue	6.000%	9/15/2055	1,300	1,324
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	1,425	1,229
[2]	Mclendon-Chisholm TX Special Assessment Revenue	5.700%	9/15/2056	500	488
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,500	3,357
	Mesquite TX Special Assessment Revenue	5.750%	9/1/2055	1,300	1,290
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/2043	3,000	3,101
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/2053	3,000	3,045
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/2042	1,000	999
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/2042	644	651
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/2052	1,900	1,834
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/2052	800	785
	Mission Economic Development Corp. Industrial Revenue PUT	5.000%	6/1/2030	8,000	8,255
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2037	8,440	7,060
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/2047	5,990	4,562
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2040	2,500	2,243
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/2050	7,500	6,221
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	3,750	3,687
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,500	2,428
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	9,690	10,159
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	8/15/2049	11,820	12,723
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/2056	18,760	19,434
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2036	4,605	4,310
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2046	4,750	4,014
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/2051	4,750	3,775
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	3,630	3,798
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/2054	13,220	11,543
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	7.125%	7/1/2056	4,000	4,169
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/2057	4,150	3,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2052	4,750	4,177
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/2052	1,000	1,026
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/2057	6,000	6,181
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2049	2,010	1,969
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/2055	6,165	5,870
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	12,500	12,227
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/2057	1,750	1,636
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Second Tier-Sanctuary LTC Project)	7.000%	1/1/2057	8,000	6,440
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2050	430	405
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project), Prere.	5.000%	1/1/2055	1,610	1,485
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,000	1,000
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/2055	2,080	2,192
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	985	985
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	540	561
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	555	576
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2044	1,000	1,042
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2045	800	830
	North East Texas Regional Mobility Authority Highway Revenue	5.250%	1/1/2046	800	827
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/2046	18,460	18,507
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/2041	276	249
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/2051	602	513
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	100	100
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	1,500	1,426
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/2051	7,000	6,462
[4]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	1,795	1,618
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	5,000	3,653
[3]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	3,000	2,088
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	524	534
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,086	1,078
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/2052	1,000	993
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	2,600	2,667
[1]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/2055	3,000	3,077
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/2052	2,110	2,140
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/2051	3,650	2,951
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/2051	813	661
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	4,525	4,653
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2035	1,000	1,036
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2036	1,040	1,073
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2037	1,090	1,120
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2038	1,145	1,171
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/2039	1,205	1,227
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2046	1,555	1,314
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/2051	1,685	1,359
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/2044	2,000	1,903
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/2050	1,725	1,081
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/2054	1,000	909
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 2 Project)	5.250%	9/1/2043	1,000	1,016
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 2 Project)	5.500%	9/1/2053	1,315	1,291
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 3 Project)	5.000%	9/1/2044	600	603
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No. 6 Project)	5.625%	9/1/2056	823	803
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No. 1 Project)	7.000%	9/1/2043	2,109	2,194
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No. 1 Project)	7.000%	9/1/2053	2,672	2,712
[13]	Prosper Independent School District GO	4.000%	2/15/2054	5,600	4,950
	Reagan County Reagan Hospital District GO	6.000%	8/1/2046	1,000	1,040
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	10	10
	Royse City TX Special Assessment Revenue	6.000%	9/15/2055	4,516	4,476
[1]	Royse City TX Special Assessment Revenue	6.750%	9/15/2055	4,066	3,982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,465	1,412
[2]	San Antonio TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2047	6,500	6,777
[2]	San Antonio TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/2048	10,000	10,371
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	2,335	2,336
	San Marcos TX Special Assessment Revenue	5.625%	9/1/2050	900	902
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/2044	1,900	1,903
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/2054	2,052	2,024
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/2054	3,338	3,316
[13]	Southwest Independent School District GO	4.000%	2/1/2053	5,000	4,374
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	2,000	2,001
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,360	1,443
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	1,705	1,801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,275	1,340
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	4,200	4,437
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	9,230	7,883
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/2054	12,600	11,188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2037	2,510	2,510
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/2045	2,000	1,949
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2047	2,500	2,512
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/2052	3,500	3,513
[1]	Terrell TX Special Assessment Revenue	6.250%	9/15/2055	1,808	1,851
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,895	3,197
	Texas GO	4.125%	8/1/2046	4,530	4,087
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	760	765
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	6,325	6,582
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	945	986
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	5,740	6,015
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	2,450	2,570
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	19,700	20,989
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	12,500	12,955
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	12,500	12,879
[2]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.250%	3/1/2037	21,965	23,093
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2046	1,500	1,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	1,795	1,797
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	1,250	1,247
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	3,305	3,275
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	2,000	1,975
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	3,280	3,226
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	1,140	1,116
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	1,000	963
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2037	500	524
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	4,195	4,019
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	4,025	3,833
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2038	3,000	3,129
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	1,165	1,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/2039	3,750	3,894
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	1,025	957
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2040	2,250	2,342
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2041	4,750	4,920
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2042	5,100	5,270
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/2043	6,450	6,646
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/2058	19,000	19,455
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	5,685	5,912
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	2,420	2,509
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	1,900	1,835
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	1,280	1,222
	Texas State University System College & University Revenue	4.000%	3/15/2049	4,795	4,319
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2034	2,300	1,644
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2035	2,000	1,356
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2036	1,905	1,226
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2038	500	288
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	7,000	7,468
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	1,255	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	3,200	3,264
	Travis County Healthcare District GO	5.250%	3/1/2055	22,205	23,060
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/2054	4,500	3,892
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,263
[13]	Ysleta Independent School District GO	4.000%	8/15/2050	7,625	6,770
					1,203,611
Utah (1.5%)
	Cottonwood Heights UT GO	5.000%	6/1/2055	4,135	4,205
[1]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.625%	3/1/2046	2,085	2,110
[1]	Downtown Daybreak Public Infrastructure District No. 1 Tax Increment/Allocation Revenue	5.875%	3/1/2051	1,975	1,997
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	7/15/2035	1,575	1,576
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.500%	6/1/2055	4,500	4,750
[3]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.500%	6/1/2055	7,015	7,421
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/2055	750	752
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/2053	2,674	2,593
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,900	4,191
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,895
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	3,360	3,541
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,145	2,268
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	2,000	2,085
	Iron County UT Sales Tax Revenue	5.000%	10/1/2059	4,805	4,887
	Jordanelle Ridge Public Infrastructure District No. 3	5.875%	3/1/2057	1,000	999
[7]	Jordanelle Ridge Public Infrastructure District No. 3 GO, 6.250% coupon rate effective 3/1/2032	0.000%	3/1/2057	2,150	1,519
	Lomond Heights Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2055	1,125	1,115
[1]	Mida Cormont Public Infrastructure District GO	6.250%	6/1/2055	1,705	1,784
[1,7]	Mida Cormont Public Infrastructure District GO, 6.750% coupon rate effective 6/1/2029	0.000%	6/1/2055	5,981	5,232
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/2050	5,500	4,594
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/2044	2,000	2,063
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/2054	5,910	6,069
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/1/2060	2,650	2,711
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/2052	5,000	4,103
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	5,000	5,219
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2037	1,700	1,830
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	18,660	17,934
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2038	1,625	1,739
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	20,000	18,961
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2039	1,845	1,962
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2042	6,250	6,646
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2043	8,000	8,473
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2044	16,105	16,974
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/2048	16,435	16,842
[3]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	15,000	13,111
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	3,500	3,005
[1]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	985	1,002
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/2049	3,000	3,103
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/2052	4,000	3,612
	University of Utah College & University Revenue	5.250%	8/1/2048	2,090	2,199
[1]	Utah City West Public Infrastructure District No.1 Special Assessment Revenue	5.875%	12/1/2055	5,950	6,019
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	6,980	7,201
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2046	1,885	1,886
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/2054	2,600	2,809
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,160	1,260
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,185	10,099
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	6,170	6,802
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	5,775	6,455
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	1,345	1,508
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	2,405	2,713
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,073
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	1,750	1,751
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,250	1,355
[1]	Verk Industrial Regional Public Infrastructure District Tax Increment/Allocation Revenue	6.625%	9/1/2047	1,755	1,853
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,330	3,386
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/2054	5,000	5,243
					261,485
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2045	3,640	3,151
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2041	6,800	5,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	11/1/2056	1,355	1,493
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2027	425	429
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	1,325	1,326
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2028	550	561
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	1,000	1,020
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/2029	540	555
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2031	255	255
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/2032	260	260
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/2036	1,240	1,140
					15,837
Virgin Islands (0.2%)
	Virgin Islands Hotel Development Financing Corp. Hotel Occupancy Tax Revenue	6.000%	12/1/2055	5,000	4,957
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2029	2,185	2,186
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2033	4,695	4,695
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/2044	5,410	5,132
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,595	1,717
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,030	1,095
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2041	1,750	1,845
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,048
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,046
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/2042	4,000	3,964
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/2052	4,000	3,816
					31,501
Virginia (1.8%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,785	1,785
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/2032	245	276
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,930	4,945
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	5,230	5,214
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/2040	7,800	7,911
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/2055	6,000	5,093
[6,10]	Freddie Mac Multifamily ML Certificates	4.157%	5/25/2041	9,793	9,566
[6,10]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	7,782	6,784
[6,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.417%	8/25/2040	6,860	6,912
[6]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	9,819	9,964
[6,10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.568%	4/25/2042	6,159	6,270
[6]	Freddie Mac Pool	3.600%	1/1/2041	7,317	6,502
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2050	4,000	3,641
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	6,510	5,639
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2048	6,790	6,932
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,155	2,149
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2050	6,015	4,875
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	750	750
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/2047	1,000	1,044
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2051	2,990	3,154
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2056	3,350	3,500
[1]	Newport News IDA Revenue	5.330%	7/1/2045	17,000	16,722
	Norfolk VA GO	5.000%	9/1/2041	1,585	1,668
	Norfolk VA GO	5.000%	9/1/2042	1,350	1,416
	Norfolk VA GO	5.000%	9/1/2043	1,350	1,412
	Norfolk VA GO	5.000%	9/1/2044	2,455	2,563
	Norfolk VA GO	5.000%	9/1/2045	2,455	2,560
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2045	2,300	2,301
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	1,972	1,955
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2045	7,690	5,847
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/2028	10,000	10,115
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	5,130	5,136
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2053	3,430	3,744
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/2059	5,465	5,937
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2035	2,705	2,479
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	2,805	2,521
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2037	2,845	2,511
	Virginia College Building Authority College & University Revenue	3.000%	9/1/2038	2,985	2,585
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	835	757
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2035	1,295	1,091
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2035	2,000	1,717
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	1,755	1,333
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/2045	5,500	4,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/2036	1,300	1,244
	Virginia College Building Authority College & University Revenue (Regent University Project)	6.000%	6/1/2055	3,100	3,209
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	2,250	1,928
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	2,000	1,680
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2049	1,160	1,014
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2050	8,810	9,107
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2055	6,290	6,453
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	2,895	3,118
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2033	5,250	5,209
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2034	7,795	7,710
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2034	4,705	4,638
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2034	5,820	6,076
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2035	220	216
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2035	5,000	5,204
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2036	3,500	3,392
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2037	7,250	6,972
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/2037	2,175	2,246
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/2037	745	768
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2038	12,225	11,627
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2038	835	862
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2038	1,855	1,908
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	1,850	1,773
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2039	12,650	11,860
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2039	1,745	1,790
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2039	2,850	2,718
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2039	1,000	1,024
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	21,270	19,981
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2040	7,190	6,830
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/2041	3,995	3,147
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/2041	1,415	1,328
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/2041	1,215	1,132
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/2042	1,000	1,020
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2042	1,270	1,296
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/2047	1,000	1,004
					322,936
Washington (1.9%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/2052	4,750	4,556
	Grant County Public Hospital District No. 2 GO	5.500%	12/1/2044	1,050	1,093
[4]	Grant County WA GO	5.500%	12/1/2055	1,500	1,587
[4]	Grant County WA GO	5.500%	12/1/2060	4,500	4,750
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/2054	2,500	2,595
	King County Public Hospital District No. 2 GO	5.500%	12/1/2050	4,425	4,685
	King County Public Hospital District No. 2 GO	5.500%	12/1/2054	10,600	11,123
[3]	Port of Everett WA Port, Airport & Marina Revenue	5.250%	12/1/2055	2,080	2,163
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2035	6,540	6,466
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2039	4,000	4,135
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2040	22,010	20,726
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2044	16,000	16,810
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/2047	8,030	7,192
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/2049	20,250	20,844
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,020
	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	9,745	9,067
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	2,800	2,761
	Washington GO	5.000%	2/1/2041	1,755	1,767
	Washington GO	5.000%	2/1/2046	10,985	11,614
	Washington GO	5.000%	2/1/2047	27,280	28,687
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	8,695	9,498
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	5,000	4,653
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2048	2,290	2,001
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2050	3,595	3,738
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2055	9,810	10,239
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2047	3,000	2,663
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2042	3,910	3,472
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2045	1,515	1,315
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2040	4,040	3,802
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2031	2,395	2,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	31,000	31,273
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2048	5,120	3,682
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2055	9,020	7,936
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	6.250%	1/1/2061	4,500	4,588
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2031	1,910	1,911
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/2036	1,100	1,100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	29,995	28,357
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	13,595	12,450
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	5,108	4,805
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.080%	11/20/2041	6,663	6,010
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	10,965	10,456
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2059	5,000	4,885
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	7.000%	7/1/2064	3,500	3,608
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/2053	1,295	1,255
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/2059	1,070	1,041
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/2059	2,915	3,062
					334,743
West Virginia (0.6%)
	West Virginia Economic Development Authority Industrial Revenue (Commercial Metals Co. Project) PUT	4.625%	5/15/2032	6,450	6,578
	West Virginia Economic Development Authority Resource Recovery Revenue PUT	3.750%	6/13/2030	4,000	3,970
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	6,510	5,862
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,455	1,298
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2043	6,000	6,185
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/2047	5,770	4,627
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/2047	5,500	5,124
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	6/1/2050	23,240	24,316
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2051	7,500	6,285
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/2053	9,010	8,269
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2053	21,100	22,228
[4]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.250%	6/1/2050	4,520	4,689
					99,431
Wisconsin (3.7%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2046	4,600	3,385
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/2029	250	247
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2037	3,060	2,844
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	500	477
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2039	1,230	1,193
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2040	750	715
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	340	308
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/2047	3,260	2,775
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2049	1,100	974
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2049	440	388
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/2052	1,000	854
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/2053	600	617
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/2053	440	378
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/2054	1,815	1,616
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2055	1,320	1,286
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	2,125	1,806
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2055	1,080	961
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	12/15/2055	1,235	1,248
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2057	5,200	4,203
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/2057	870	742
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/2058	550	567
[1]	Public Finance Authority Charter School Aid Revenue	6.000%	6/1/2060	1,255	1,212
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2060	1,300	1,137
[1]	Public Finance Authority Charter School Aid Revenue	6.125%	12/15/2060	1,375	1,397
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/2062	3,050	2,949
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	7,126	7,318
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	2/1/2066	700	678
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	6.750%	6/15/2055	500	493
[1]	Public Finance Authority Charter School Aid Revenue (Cherokee Classical Acadamy Project)	7.000%	6/15/2065	1,200	1,199
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2051	1,000	826
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/2056	2,435	1,958
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2052	2,070	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2057	1,310	922
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/2054	1,375	1,247
[1]	Public Finance Authority Charter School Aid Revenue (Slam Academy of Nevada Project)	5.500%	7/15/2061	1,000	942
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	2,000	2,048
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2042	1,800	1,569
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/2052	6,120	4,752
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2042	1,100	1,036
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2047	1,100	1,004
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/2048	7,000	5,047
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/2056	9,500	7,521
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/2056	2,000	1,400
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	160	163
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	625	626
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	4,050	4,050
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	770	774
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	350	300
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	375	316
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	8,250	8,315
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	2,640	2,387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	12,880	11,573
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2048	5,220	3,497
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2049	1,455	1,365
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,750	6,554
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	7,500	6,553
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	9,000	6,756
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	3,025	2,262
[1,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2051	5,000	3,162
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2052	1,800	1,592
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2052	5,500	4,803
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2053	600	556
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2054	1,365	1,250
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	2,125	1,507
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	7.250%	1/1/2061	11,000	11,574
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/2048	5,000	4,668
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.500%	6/1/2055	5,705	5,896
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2056	7,125	5,210
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	6.000%	12/1/2055	1,885	1,898
	Public Finance Authority Highway Revenue	5.500%	7/1/2044	5,000	5,096
	Public Finance Authority Highway Revenue	5.750%	7/1/2049	9,000	9,273
	Public Finance Authority Highway Revenue	5.750%	6/30/2060	17,000	17,577
	Public Finance Authority Highway Revenue	6.500%	6/30/2060	57,500	62,915
	Public Finance Authority Highway Revenue	5.750%	12/31/2065	26,320	27,157
	Public Finance Authority Highway Revenue	6.500%	12/31/2065	76,805	84,038
	Public Finance Authority Industrial Revenue	4.000%	8/1/2035	7,000	6,672
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2051	3,615	2,665
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/2056	3,000	2,167
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	3,094	3,034
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	3,951	1,946
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Creekhaven, Wildrye & Furst Ranch Projects)	0.000%	12/15/2036	11,005	5,597
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	14,740	14,742
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	295	292
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/2036	7,000	7,195
	Public Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/1/2036	3,855	3,773
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/2039	7,460	6,991
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	1,141	1,098
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.477%	12/5/2040	2,422	2,230
[10]	Public Finance Authority Local or Guaranteed Housing Revenue	4.147%	1/20/2041	6,651	6,010
	Public Finance Authority Local or Guaranteed Housing Revenue	5.400%	6/20/2044	3,653	3,759
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/20/2044	1,965	1,999
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2047	3,250	3,107
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/2055	750	765
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/2055	1,000	1,016
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2063	5,000	4,665
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/2054	2,325	2,271
	Public Finance Authority Local or Guaranteed Housing Revenue (Forest View Apartments Project)	4.000%	8/1/2036	2,165	2,115
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/2050	2,600	2,028
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/2054	4,425	4,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2028	540	540
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2038	1,150	1,181
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2039	1,190	1,214
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/2041	6,300	6,495
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/2043	1,000	1,007
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/2053	1,000	952
[1]	Public Finance Authority Private Schools Revenue	6.375%	7/1/2056	625	617
[1]	Public Finance Authority Private Schools Revenue	6.375%	7/1/2061	725	710
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/2051	14,035	11,693
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/2056	17,555	14,148
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	750	757
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	6,000	6,046
[4]	Racine Unified School District GO	4.000%	4/1/2042	3,445	3,344
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	5,310	4,910
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2051	2,500	2,198
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	3,850	3,498
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2051	9,025	7,688
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,250	1,255
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	750	774
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	920	943
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,160	1,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,015	1,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,555	1,599
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/2046	200	165
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	18,760	16,783
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	1,075	1,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2048	10,200	10,767
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2049	15,505	13,334
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2050	1,175	1,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2051	7,370	6,286
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/2054	7,355	7,567
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2054	3,630	3,740
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/2055	2,000	2,002
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2055	25,605	26,241
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2057	4,000	3,161
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/2059	2,500	2,566
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/2060	3,000	3,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,310	1,387
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	3,075	3,316
					646,149
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	50	49
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/2042	840	691
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/2054	940	1,007
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2056	1,100	1,219
					2,966
Total Tax-Exempt Municipal Bonds (Cost $16,913,047)					16,360,544
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	46,266	32,965
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	5,027	3,669
Total Taxable Municipal Bonds (Cost $31,180)					36,634

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (6.1%)
Investment Company (6.1%)
[14]	Vanguard Municipal Low Duration Fund (Cost $1,073,841)	2.621%	107,386,087	1,073,861
Total Investments (99.6%) (Cost $18,018,068)				17,471,039
Other Assets and Liabilities—Net (0.4%)				70,200
Net Assets (100%)				17,541,239
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $1,811,284, representing 10.3% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Non-income-producing security—security in default.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
TRAN—Tax Revenue Anticipation Note.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/2026	RBC	8,850	Buy	5-Year MMD AAA General Obligation Scale	2.790%	(49)	—	(49)
8/20/2026	MSBNA	4,950	Buy	5-Year MMD AAA General Obligation Scale	2.840%	(15)	—	(15)
						(64)	—	(64)
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2026.
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,360,544	—	16,360,544
Taxable Municipal Bonds	—	36,634	—	36,634
Temporary Cash Investments	1,073,861	—	—	1,073,861
Total	1,073,861	16,397,178	—	17,471,039
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(64)	—	(64)